                                            Registration Statement No. 333-58809
                                                                       811-08869

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                              Post-Effective No. 1

                                       And

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Post-Effective No. 1


            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

___    immediately upon filing pursuant to paragraph (b) of Rule 485.
 X     on May 1, 1999 pursuant to paragraph (b) of Rule 485.
___    60 days after filing pursuant to paragraph (a)(1) of Rule 485.
___    on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      Information Required in a Prospectus

                          TRAVELERS RETIREMENT ACCOUNT
                                   PROSPECTUS

This prospectus describes TRAVELERS RETIREMENT ACCOUNT, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Life and Annuity Company (the "Company," "we" or "our").

Your contract value will vary daily to reflect the investment experience of the funding options you select. The funding options currently available through The Travelers Separate Account Six for Variable Annuities are:

High Yield Bond Trust
Managed Assets Trust
Money Market Portfolio
AMERICAN ODYSSEY FUNDS, INC.
  Core Equity Fund
  Emerging Opportunities Fund
  Global High-Yield Bond Fund
  Intermediate-Term Bond Fund
  International Equity Fund
  Long-Term Bond Fund
DELAWARE GROUP PREMIUM FUND, INC.
  REIT Series
  Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND
  Capital Appreciation Portfolio
  Small Cap Portfolio
GREENWICH STREET SERIES FUND
  Equity Index Portfolio Class II
MONTGOMERY FUNDS III
  Montgomery Variable Series: Growth Fund
OCC ACCUMULATION TRUST
  Equity Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Salomon Brothers Variable Capital Fund
  Salomon Brothers Variable Investors Fund
  Salomon Brothers Variable Total Return
     Fund
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Schafer Value Fund II
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
  Smith Barney High Income Portfolio
  Smith Barney International Equity Portfolio
  Smith Barney Large Capitalization Growth      Portfolio
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  Social Awareness Stock Portfolio
  Strategic Stock Portfolio
  Travelers Quality Bond Portfolio
  U.S. Government Securities Portfolio
  Utilities Portfolio
WARBURG PINCUS TRUST
  Emerging Markets Portfolio

SOME OF THE FUNDING OPTIONS MAY NOT BE AVAILABLE IN ALL STATES. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR SEPARATE ACCOUNT SIX'S UNDERLYING FUNDS. PLEASE READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing. You can receive additional information by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a free copy, write to The Travelers Life and Annuity Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, call (800) 842-9406, or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of Contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS ACCOMPANIED BY A COPY OF THE TRAVELERS LIFE AND ANNUITY COMPANY'S LATEST ANNUAL REPORT ON FORM 10-K FOR THE PERIOD ENDED DECEMBER 31, 1998.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 1999

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
The Variable Annuity Contract.........     12
  Contract Owner Inquiries............     12
  Purchase Payments...................     12
  Conservation Credit.................     12
  Accumulation Units..................     12
  The Funding Options.................     13
Transfers.............................     16
  Dollar Cost Averaging Program.......     16
  Asset Allocation Advice.............     17
Access to Your Money..................     17
  Systematic Withdrawals..............     18
  Managed Distribution Program........     18
Charges and Deductions................     18
  General.............................     18
  Withdrawal Charge...................     19
  Free Withdrawal Allowance...........     19
  Premium Tax.........................     20
  Mortality and Expense Risk Charge...     20
  Funding Option Expenses.............     20
  Floor Benefit/Liquidity Benefit
     Charges..........................     20
  CHART Asset Allocation Program
     Charges..........................     20
  Changes in Taxes Based Upon Premium
     or Value.........................     20
Ownership Provisions..................     20
  Types of Ownership..................     20
Death Benefit.........................     21
  Death Proceeds Before the Maturity
     Date.............................     21
  Standard Death Benefit..............     21
  Optional Death Benefit and Credit...     21
  Step-Up Death Benefit Value.........     21
  Death Proceeds After the Maturity
     Date.............................     22
  Payment of Proceeds.................     22
The Annuity Period....................     22
  Maturity Date.......................     22
  Liquidity Benefit...................     22
  Allocation of Annuity...............     23
  Annuitization Credit................     23
  Variable Annuity....................     23
  Fixed Annuity.......................     24
Payout Options........................     24
  Election of Options.................     24
  Variable Annuitization Floor
     Benefit..........................     24
  Annuity Options.....................     25
Miscellaneous Contract Provisions.....     25
  Right to Return.....................     25
  Termination.........................     26
  Required Reports....................     26
  Suspension of Payments..............     26
  Financial Statements................     26
The Separate Account..................     26
  Performance Information.............     27
Federal Tax Considerations............     27
  General Taxation of Annuities.......     27
  Qualified Contracts.................     27
  Penalty Tax for Premature
     Distributions....................     28
  Taxation of Surrenders Under
     Liquidity Feature................     28
  Ownership of the Investments........     28
  Mandatory Distributions for
     Qualified Plans..................     28
  Available Information...............     29
  Incorporation of Certain Documents
     By Reference.....................     29
Other Information.....................     29
  The Insurance Company...............     29
  Year 2000 Compliance................     30
  Distribution of Variable Annuity
     Contracts........................     30
  Conformity with State and Federal
     Laws.............................     30
  Voting Rights.......................     31
  Legal Proceedings and Opinions......     31
Appendix A: Table of Contents of the
  Statement of Additional
  Information.........................    A-1
Appendix B: Waiver of Withdrawal
  Charge for Nursing Home
  Confinement.........................    B-1
Appendix C: Market Value Adjustment...    C-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     12
Annuitant.............................     20
Annuity Payments......................     22
Annuity Unit..........................     12
Contract Date.........................     12
Contract Owner (You, Your)............     20
Contract Value........................     12
Contract Year.........................     12
Death Report Date.....................     21
Funding Option(s).....................     13
Maturity Date.........................     12
Purchase Payment......................     12
Written Request.......................     12

               SUMMARY: TRAVELERS RETIREMENT ACCOUNT
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed income options. You direct your payment(s) to one or more of the variable funding options. Depending on market conditions, you may gain or lose money in any of these options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase, generally your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of the payments you receive during the payout phase.

Once you make an election of an annuity option and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. The dollar amount of your payments may increase or decrease.

In addition, depending on which annuity option you select, and depending on market conditions, there are several other options and features available upon annuitization. These include an annuitization credit, a variable annuitization floor benefit, a liquidity benefit and an increasing benefit option. Please refer to your Contract and the prospectus for further details.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans, which include contracts qualifying under Sections 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $5,000 at any time during the accumulation phase.

We may add a conservation credit to funds received as purchase payments if such funds originated from another contract issued by Us or Our affiliates. If applied, the amount of this credit will be determined by us.

If you select the Optional Death Benefit, we will add a credit to each purchase payment equal to 2% of that purchase payment. These credits are applied pro rata to the same funding options to which your purchase payment was applied.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual contract, you are the contract owner. If a group contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual contract owner or to the group participant, as applicable. We refer to both contracts and certificates as "contracts."

We issue group contracts in connection with retirement plans. Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you. Your retirement plan provisions supercede this prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the contract within ten days after you receive it, you receive a full refund of the Cash Value (including charges). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk during the free look period; therefore the Cash Value returned to you may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity (IRA), and is returned within the first seven days after contract delivery, your full purchase payment will be refunded. During the remainder of the IRA free look period, the

Cash Value (including charges) will be refunded. The Cash Value will be determined as of the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into any or all of the funding options shown on the cover page. They are described in the accompanying fund prospectuses. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Refer to the SAI for performance information for each funding option. Past performance is not a guarantee of future results.

You can transfer between the funding options as frequently as you wish without any current tax applications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request or limit the number of transfers allowed. At the minimum, we would always allow at least one transfer every six months.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For the Standard Death Benefit, the annual insurance charge is .80% of the amounts you direct to the funding options. For the Optional Death Benefit and Credit option, the annual insurance charge is 1.25%. Each funding option also charges for management and other expenses. Please refer to the Fee Table for more information about the charges.

If you withdraw amounts from the Contract, the Company may deduct a withdrawal charge (0% to 5%) of the amount of purchase payments you made to the Contract. If you withdraw all amounts under the Contract, or if you begin receiving annuity payments, the Company may be required by your state to deduct a premium tax.

If the Variable Annuitization Floor Benefit is selected, there is a Floor Benefit charge assessed. This charge will vary based upon market conditions, and will be set at the time you choose this option. Once established, this charge will remain the same throughout the term of the annuitization.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments.

If you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

During the annuity period, if you have elected the optional Variable Annuity Floor Option and take a surrender, there will be tax implications. Consult your tax advisor.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. A withdrawal charge may apply. During the first contract year, you may withdraw up to 20% of the initial purchase payment without a withdrawal charge. After the first contract year, you may withdraw up to 20% of the contract value (as of the end of the previous contract year) without a withdrawal charge. Of course, you may have to pay income taxes and a tax penalty on taxable amounts you withdraw.

You may choose to receive monthly, quarterly, semiannual or annual ("systematic") withdrawals of at least $100 if your Contract's cash value is $15,000 or more. All applicable sales charges and premium taxes will be deducted.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The person chosen as the beneficiary will receive a death benefit upon the death of the owner/annuitant before the maturity date. You may select either the Standard Death Benefit or the Optional Death Benefit and Credit at the time of purchase. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives due proof of death and written distribution instructions.

Any amount paid will be reduced by any applicable premium tax or surrenders not previously deducted. Certain states may have varying age requirements. Please refer to the Death Benefit section of the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These may include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Funding Options each month, theoretically giving you a lower average cost per unit over time as compared to a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee a profit nor prevent loss in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company, for the purpose of receiving asset allocation advice under Copeland's CHART Program. The CHART Program allocates all purchase payments among the American Odyssey Funds. The CHART Program and applicable fees are fully disclosed in a separate Disclosure Statement.

     - MANAGED DISTRIBUTION PROGRAM. This program allows for the Company to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable charges and taxes will apply on amounts withdrawn.

                                   FEE TABLE
--------------------------------------------------------------------------------
CONTRACT CHARGES AND EXPENSES:
WITHDRAWAL CHARGE (as a percentage of purchase payments withdrawn):

          LENGTH OF TIME FROM PURCHASE PAYMENT              WITHDRAWAL
                   (NUMBER OF YEARS)                          CHARGE
                           1                                  5%
                           2                                  4%
                           3                                  3%
                           4                                  2%
                           5                                  1%
                    6 and thereafter                          0%

During the annuity period, if you have elected the Liquidity Benefit, a surrender charge of 5% of the amount withdrawn will be assessed. See "Liquidity Benefit."

ANNUAL SEPARATE ACCOUNT EXPENSES:
  (as a percentage of the average daily net assets of the Separate Account Five)

                                                                                OPTIONAL
                                                                STANDARD      DEATH BENEFIT
                                                              DEATH BENEFIT     & CREDIT
       Mortality and Expense Risk Charge....................    .80%            1.25%
       Administrative Expense Charge........................    None             None
                                                                  ----           -------
          Total Separate Account Charges....................    .80%            1.25%

During the annuity period, if you have elected the Floor Benefit, a charge of up to 3.80% or 4.25% may apply. See "Floor Benefit Charge."

FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding option as of December 31, 1998, unless otherwise noted.)

Each of the American Odyssey Funds is listed twice, once with the optional CHART asset allocation fee of .80% reflected, and once without the optional asset allocation fee.

                                                                                             TOTAL ANNUAL
                                              MANAGEMENT                       OTHER           OPERATING
                                                  FEE                        EXPENSES          EXPENSES
                                            (AFTER EXPENSES     12B-1     (AFTER EXPENSES   (AFTER EXPENSES
              PORTFOLIO NAME                ARE REIMBURSED)     FEES      ARE REIMBURSED)   ARE REIMBURSED)
-----------------------------------------------------------------------------------------------------------
High Yield Bond Trust......................      0.50%                         0.32%             0.82%
Managed Assets Trust.......................      0.50%                         0.10%             0.60%
Money Market Portfolio.....................      0.32%                         0.08%             0.40%(1)
AMERICAN ODYSSEY FUNDS, INC.
     Core Equity Fund......................      0.56%                         0.09%             0.65%
     Emerging Opportunities Fund...........      0.77%                         0.14%             0.91%(2)
     Global High-Yield Bond Fund...........      0.68%                         0.16%             0.84%(3)
     Intermediate-Term Bond Fund...........      0.49%                         0.11%             0.60%
     International Equity Fund.............      0.60%                         0.13%             0.73%
     Long-Term Bond Fund...................      0.50%                         0.10%             0.60%
AMERICAN ODYSSEY FUNDS, INC.
  (Includes CHART Asset Allocation Fee of
  0.80%.)
     Core Equity Fund......................      0.56%                         0.89%             1.45%
     Emerging Opportunities Fund...........      0.77%                         1.39%             2.16%(2)
     Global High-Yield Bond Fund...........      0.68%                         1.41%             2.09%(3)
     Intermediate-Term Bond Fund...........      0.49%                         0.91%             1.40%
     International Equity Fund.............      0.60%                         0.93%             1.53%
     Long-Term Bond Fund...................      0.50%                         0.90%             1.40%
DELAWARE GROUP PREMIUM FUND, INC.
     REIT Series...........................      0.58%                         0.27%             0.85%(4)
     Small Cap Value Series................      0.75%                         0.10%             0.85%

                                                                                             TOTAL ANNUAL
                                              MANAGEMENT                       OTHER           OPERATING
                                                  FEE                        EXPENSES          EXPENSES
                                            (AFTER EXPENSES     12B-1     (AFTER EXPENSES   (AFTER EXPENSES
              PORTFOLIO NAME                ARE REIMBURSED)     FEES      ARE REIMBURSED)   ARE REIMBURSED)
-----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
     Capital Appreciation Portfolio........      0.75%                         0.06%             0.81%
     Small Cap Portfolio...................      0.75%                         0.02%             0.77%
GREENWICH STREET SERIES FUND
     Equity Index Portfolio Class II.......      0.21%          0.25%          0.09%             0.55%(5)
MONTGOMERY FUNDS III
     Montgomery Variable Series: Growth
       Fund................................      1.00%                         0.25%             1.25%(6)
OCC ACCUMULATION TRUST
     Equity Portfolio......................      0.80%                         0.14%             0.94%
SALOMON BROTHERS VARIABLE SERIES FUNDS,
  INC.
     Salomon Brothers Variable Capital
       Fund................................      0.85%                         0.15%             1.00%(7)
     Salomon Brothers Variable Investors
       Fund................................      0.70%                         0.30%             1.00%(7)
     Salomon Brothers Variable Total Return
       Fund................................      0.80%                         0.20%             1.00%(7)
STRONG VARIABLE INSURANCE FUNDS, INC.
     Strong Schafer Value Fund II..........      1.00%                         0.20%             1.20%(8)
TRAVELERS SERIES FUND, INC.
     Alliance Growth Portfolio.............      0.80%                         0.02%             0.82%(9)
     MFS Total Return Portfolio............      0.80%                         0.04%             0.84%(9)
     Putnam Diversified Income Portfolio...      0.75%                         0.12%             0.87%(9)
     Smith Barney High Income Portfolio....      0.60%                         0.07%             0.67%(9)
     Smith Barney International Equity
       Portfolio...........................      0.90%                         0.10%             1.00%(9)
     Smith Barney Large Capitalization
       Growth Portfolio....................      0.75%                         0.25%             1.00%(10)
THE TRAVELERS SERIES TRUST
     Disciplined Mid Cap Stock Portfolio...      0.70%                         0.25%             0.95%(11)
     Disciplined Small Cap Stock
       Portfolio...........................      0.80%                         0.20%             1.00%(12)
     Equity Income Portfolio...............      0.75%                         0.20%             0.95%(11)
     Federated Stock Portfolio.............      0.63%                         0.28%             0.91%
     Large Cap Portfolio...................      0.75%                         0.20%             0.95%(11)
     Lazard International Stock
       Portfolio...........................      0.83%                         0.42%             1.25%
     MFS Mid Cap Growth Portfolio..........      0.80%                         0.20%             1.00%(12)
     MFS Research Portfolio................      0.80%                         0.20%             1.00%(12)
     Social Awareness Stock Portfolio......      0.65%                         0.19%             0.84%
     Strategic Stock Portfolio.............      0.60%                         0.30%             0.90%(12)
     Travelers Quality Bond Portfolio......      0.32%                         0.31%             0.63%
     U.S. Government Securities
       Portfolio...........................      0.32%                         0.13%             0.45%
     Utilities Portfolio...................      0.65%                         0.15%             0.80%
WARBURG PINCUS TRUST
     Emerging Markets Portfolio............      0.20%                         1.20%             1.40%(13)

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

 (1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with The Travelers Insurance Company. Travelers has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.65% for the TRAVELERS MONEY MARKET PORTFOLIO.

 (2) Management Fees for the AMERICAN ODYSSEY EMERGING OPPORTUNITIES FUND reflect the period 05/01/98 to 12/31/98. On May 1, 1998, the Fund adopted its current fee structure.

 (3) Fees and expenses for the AMERICAN ODYSSEY GLOBAL HIGH YIELD BOND FUND reflect the period 05/01/98 to 12/31/98. On May 1, 1998, the Fund adopted its current fee structure and investment objective and strategy.

 (4) The adviser for the DELAWARE REIT SERIES has agreed to voluntarily waive its fee and pay the expenses of the Series to the extent that the Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, do not exceed 0.85% of its average daily net assets through October 31, 1999. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 1.02%.

 (5) Other expenses for the EQUITY INDEX PORTFOLIO have been restated to reflect the current expense reimbursement arrangement whereby the adviser has agreed to reimburse the Portfolio for the amount by which expenses exceed 0.30%. Without such arrangement, Total Annual Operating Expenses would have been 0.42%. In addition, the Portfolio Management Fee includes 0.06% for fund administration. Class 2 of this fund has a distribution plan or "Rule 12b-1 plan".

 (6) The investment manager of the MONTGOMERY VARIABLE SERIES: GROWTH FUND has agreed to reduce some or all of its management fees if necessary to keep Total Annual Operating Expenses, expressed on an annualized basis, at or below one and one quarter percent (1.25%) of its average net assets. Absent this waiver of fees, the Portfolio's Total Annual Operating Expenses would equal 1.40%.

 (7) SBAM has waived all of its Management Fees for the following Salomon Brothers Funds for the period ended December 31, 1998. If such fees were not waived or expenses reimbursed, the actual annualized Total Annual Operating Expenses for the INVESTORS FUND, the CAPITAL FUND, and the TOTAL RETURN FUND would have been 2.07%, 3.26%, and 2.90%, respectively.

 (8) The Adviser for STRONG SCHAFER VALUE FUND II has voluntarily agreed to cap the Fund's Total Annual Operating Expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion without further notification. Absent the waiver of fees, the Total Annual Operating Expenses would be 2.00%.

 (9) Expenses are as of October 31, 1998 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1998.

(10) The Manager waived all or part of its fees for the period ended October 31, 1998. If such fees were not waived, the annualized Total Annual Operating Expenses for the SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO would have been 1.77%.

(11) Other Expenses reflect the current expense reimbursement arrangement with Travelers where Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolios would have been 1.22% for the TRAVELERS DISCIPLINED MID CAP STOCK PORTFOLIO, 1.23% for the LARGE CAP PORTFOLIO, and 1.09% for the EQUITY INCOME PORTFOLIO.

(12) Travelers Insurance has agreed to reimburse the STRATEGIC STOCK PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, the MFS MID CAP GROWTH PORTFOLIO, and the MFS RESEARCH PORTFOLIO for expenses for the period ended December 31, 1998. If such expenses were not reimbursed, the actual annualized Total Annual Operating Expenses would have been 1.51%, 2.98%, 1.62%, and 1.37%, respectively.

(13) Fee waivers and expense reimbursements or credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1998, but this may be discontinued at any time. Absent this waiver of fees, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 6.96% and 8.21%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1998, net of any fee waivers or expense reimbursements.

EXAMPLE*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

                                                                (A) = STANDARD DEATH BENEFIT
                                                                (B) = OPTIONAL DEATH BENEFIT
                                                                         AND CREDIT
---------------------------------------------------------------------------------------------------------------------
                                          IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                 END OF PERIOD SHOWN             ANNUITIZED AT END OF PERIOD SHOWN:
                                        -------------------------------------   -------------------------------------
    UNDERLYING FUNDING OPTIONS          1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------

High Yield Bond Trust............. (a)    66        81        98        192       16        51        88        192
                                   (b)    71        95       121        240       21        65       111        240
Managed Assets Trust.............. (a)    64        74        87        168       14        44        77        168
                                   (b)    69        88       110        217       19        58       100        217
Money Market Portfolio............ (a)    62        68        76        145       12        38        66        145
                                   (b)    67        82       100        195       17        52        90        195
AMERICAN ODYSSEY FUNDS, INC.(1)
    Core Equity Fund.............. (a)    65        76        89        174       15        46        79        174
                                   (b)    69        90       113        222       19        60       103        222
    Emerging Opportunities Fund... (a)    67        84       103        202       17        54        93        202
                                   (b)    72        98       126        249       22        68       116        249
    Global High-Yield Bond Fund... (a)    67        82        99        194       17        52        89        194
                                   (b)    71        95       122        242       21        65       112        242
    Intermediate-Term Bond Fund... (a)    64        74        87        168       14        44        77        168
                                   (b)    69        88       110        217       19        58       100        217
    International Equity Fund..... (a)    66        78        93        182       16        48        86        182
                                   (b)    70        92       117        231       20        62       107        231
    Long-Term Bond Fund........... (a)    64        74        87        168       14        44        77        168
                                   (b)    69        88       110        217       19        58       100        217
AMERICAN ODYSSEY FUNDS, INC.(2)
    Core Equity Fund.............. (a)    73       100       130        258       23        70       120        258
                                   (b)    77       114       153        303       27        84       143        303
    Emerging Opportunities Fund... (a)    75       108       144        285       25        78       134        285
                                   (b)    80       122       166        328       30        92       156        328
    Global High-Yield Bond Fund... (a)    75       106       140        278       25        76       130        278
                                   (b)    79       119       162        321       29        89       152        321
    Intermediate-Term Bond Fund... (a)    72        99       128        253       22        69       118        253
                                   (b)    77       112       151        298       27        82       141        298
    International Equity Fund..... (a)    74       103       135        267       24        73       125        267
                                   (b)    78       116       157        311       28        86       147        311
    Long-Term Bond Fund........... (a)    72        99       128        253       22        69       118        253
                                   (b)    77       112       151        298       27        82       141        298
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series................... (a)    67        82       100        195       17        52        90        195
                                   (b)    71        96       123        243       21        66       113        243
    Small Cap Value Series........ (a)    67        82       100        195       17        52        90        195
                                   (b)    71        96       123        243       21        66       113        243
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation
      Portfolio................... (a)    66        81        98        191       16        51        88        191
                                   (b)    71        95       121        239       21        65       111        239
    Small Cap Portfolio........... (a)    66        80        96        187       16        50        86        187
                                   (b)    71        93       119        235       21        63       109        235
GREENWICH STREET SERIES FUND
    Equity Index Portfolio Class
      II.......................... (a)    61        65        71        134       11        35        61        134
                                   (b)    66        79        94        185       16        49        84        185
MONTGOMERY FUNDS III
    Montgomery Variable Series:
      Growth Fund................. (a)    71        94       120        238       21        64       110        238
                                   (b)    75       108       143        284       25        78       133        284
OCC ACCUMULATION TRUST
    Equity Portfolio.............. (a)    68        85       104        205       18        55        94        205
                                   (b)    72        99       127        252       22        69       117        252

 * The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset
    Allocation program.
(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset
    Allocation program.

EXAMPLE*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

                                                                (A) = STANDARD DEATH BENEFIT
                                                                (B) = OPTIONAL DEATH BENEFIT
                                                                         AND CREDIT
---------------------------------------------------------------------------------------------------------------------
                                          IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                 END OF PERIOD SHOWN             ANNUITIZED AT END OF PERIOD SHOWN:
                                        -------------------------------------   -------------------------------------
    UNDERLYING FUNDING OPTIONS          1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------

SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
    Salomon Brothers Variable
      Capital Fund................ (a)    68        87       107        212       18        57        97        212
                                   (b)    73       100       130        258       23        70       120        258
    Salomon Brothers Variable
      Investors Fund.............. (a)    68        87       107        212       18        57        97        212
                                   (b)    73       100       130        258       23        70       120        258
    Salomon Brothers Variable
      Total Return Fund........... (a)    68        87       107        212       18        57        97        212
                                   (b)    73       100       130        258       23        70       120        258
STRONG VARIABLE INSURANCE FUNDS,
  INC.
    Strong Schafer Value Fund
      II.......................... (a)    70        93       118        233       20        63       108        233
                                   (b)    75       106       141        279       25        76       131        279
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio..... (a)    66        81        98        192       16        51        88        192
                                   (b)    71        95       121        240       21        65       111        240
    MFS Total Return Portfolio.... (a)    67        82        99        194       17        52        89        194
                                   (b)    71        95       122        242       21        65       112        242
    Putnam Diversified Income
      Portfolio................... (a)    67        83       101        198       17        53        91        198
                                   (b)    72        96       124        245       22        66       114        245
    Smith Barney High Income
      Portfolio................... (a)    65        76        90        176       15        46        80        176
                                   (b)    69        90       114        224       19        60       104        224
    Smith Barney International
      Equity Portfolio............ (a)    68        87       107        212       18        57        97        212
                                   (b)    73       100       130        258       23        70       120        258
    Smith Barney Large
      Capitalization Growth
      Portfolio................... (a)    68        87       107        212       18        57        97        212
                                   (b)    73       100       130        258       23        70       120        258
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock
      Portfolio................... (a)    68        85       105        206       18        55        95        206
                                   (b)    72        99       128        253       22        69       118        253
    Disciplined Small Cap Stock
      Portfolio................... (a)    68        87       107        212       18        57        97        212
                                   (b)    73       100       130        258       23        70       120        258
    Equity Income Portfolio....... (a)    68        85       105        206       18        55        95        206
                                   (b)    72        99       128        253       22        69       118        253
    Federated Stock Portfolio..... (a)    67        84       103        202       17        54        93        202
                                   (b)    72        98       126        249       22        68       116        249
    Large Cap Portfolio........... (a)    68        85       105        206       18        55        95        206
                                   (b)    72        99       128        253       22        69       118        253
    Lazard International Stock
      Portfolio................... (a)    71        94       120        238       21        64       110        238
                                   (b)    75       108       143        284       25        78       133        284
    MFS Mid Cap Growth Portfolio.. (a)    68        87       107        212       18        57        97        212
                                   (b)    73       100       130        258       23        70       120        258
    MFS Research Portfolio........ (a)    68        87       107        212       18        57        97        212
                                   (b)    73       100       130        258       23        70       120        258
    Social Awareness Stock
      Portfolio................... (a)    67        82        99        194       17        52        89        194
                                   (b)    71        95       122        242       21        65       112        242
    Strategic Stock Portfolio..... (a)    67        84       102        201       17        54        92        201
                                   (b)    72        97       125        248       22        67       115        248

 * The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
(1) Reflects expenses that would be incurred for those Contract Owners who DO NOT participate in the CHART Asset Allocation program.
(2) Reflects expenses that would be incurred for those Contract Owners who DO participate in the CHART Asset Allocation program.

EXAMPLE*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

                                                                (A) = STANDARD DEATH BENEFIT
                                                                (B) = OPTIONAL DEATH BENEFIT
                                                                         AND CREDIT
---------------------------------------------------------------------------------------------------------------------
                                          IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                 END OF PERIOD SHOWN             ANNUITIZED AT END OF PERIOD SHOWN:
                                        -------------------------------------   -------------------------------------
    UNDERLYING FUNDING OPTIONS          1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------

THE TRAVELERS SERIES TRUST,
(CONT.)
    Travelers Quality Bond
      Portfolio................... (a)    65        75        88        171       15        45        78        171
                                   (b)    69        89       112        220       19        59       102        220
    U.S. Government Securities
      Portfolio................... (a)    63        70        79        151       13        40        69        151
                                   (b)    67        84       102        201       17        54        92        201
    Utilities Portfolio........... (a)    66        80        97        190       16        50        87        190
                                   (b)    71        94       120        238       21        64       110        238
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.... (a)    72        99       128        253       22        69       118        253
                                   (b)    77       112       151        298       27        82       141        298

* The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
(1)  Reflects expenses that would be incurred for those Contract
     Owners who DO NOT participate in the CHART Asset Allocation program.
(2)  Reflects expenses that would be incurred for those Contract
     Owners who DO participate in the CHART Asset Allocation program.

                         THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------
The Travelers Retirement Account is designed to help you accumulate money for retirement. Under the Contract, you (the contract owner or participant, as applicable) make purchase payments to us and we credit them to your account. We promise to pay you an income in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payments and any applicable credits accumulate tax deferred in the funding options that you choose. You assume the risk of gain or loss according to the performance of the funding options. The contract value is the amount of purchase payments, plus any applicable credits, plus or minus any investment experience or interest. The contract value also reflects all prior surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12 month period following this contract date is called a contract year. The record of accumulation units credited to an owner is called the owner's account. The record of accumulation units credited to a participant is called the individual account, or participant's interest.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to Us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-9406.

PURCHASE PAYMENTS

The initial purchase payment must be at least $20,000. Additional payments of at least $5,000 may be made under the Contract at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent.

We will apply the initial purchase payment within two business days after we receive it at our Home Office in good order. Subsequent purchase payments received in good order will be credited to a Contract within one business day. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

If the Optional Death Benefit is selected, we will add a credit to your Contract with each purchase payment. Each credit is added to the contract value when the applicable purchase payment is applied, and will equal 2% of each purchase payment. These credits are applied pro rata to the same funding options to which your purchase payment was applied.

CONSERVATION CREDIT

If you are purchasing this Contract with funds from another contract issued by Us or Our affiliate, you may receive a conservation credit to your purchase payments. If applied, the amount of such credit will be determined by Us.

ACCUMULATION UNITS

An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. When we receive a purchase payment, we determine the number of accumulation units credited to your Contract by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your Contract is credited. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following funding options, to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds. You will find detailed information about the options and their inherent risks in the current underlying mutual fund prospectuses which must accompany this prospectus. You are not investing directly in the underlying mutual funds. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. You may obtain additional copies of the prospectuses by contacting your registered representative or by calling 1-800-842-9406.

If any of the funding options become unavailable for allocating purchase payments or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any applicable state and SEC approval. From time to time we may make new funding options available.

The current funding options are listed below, along with their investment advisers and any subadviser:

          FUNDING OPTION                         INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------
High Yield Bond Trust                Seeks generous income. The assets of the High  Travelers Asset Management
                                     Yield Bond Trust will be invested in bonds     International Corporation
                                     which, as a class, sell at discounts from par  ("TAMIC")
                                     value and are typically high risk securities.
Managed Assets Trust                 Seeks high total investment return through a   TAMIC
                                     fully managed investment policy in a           Subadviser: Travelers
                                     portfolio of equity, debt and convertible      Investment Management Company
                                     securities.                                    ("TIMCO")
Money Market Portfolio               Seeks high current income from short-term      TAMIC
                                     money market instruments while preserving
                                     capital and maintaining a high degree of
                                     liquidity.
AMERICAN ODYSSEY FUNDS, INC.
  Core Equity Fund                   Seeks maximum long-term total return by        American Odyssey Funds
                                     investing primarily in common stocks of well-  Management, Inc.
                                     established companies.                         Subadviser: Equinox Capital
                                                                                    Management, L.L.C.
  Emerging Opportunities Fund        Seeks maximum long-term total return by        American Odyssey Funds
                                     investing primarily in common stocks of        Management, Inc.
                                     small, rapidly growing companies.              Subadviser: Cowen Asset
                                                                                    Management and Chartwell
                                                                                    Investment Partners
  Global High-Yield Bond Fund        Seeks maximum long-term total return (capital  American Odyssey Funds
                                     appreciation and income) by investing          Management, Inc.
                                     primarily in high-yield debt securities from   Subadviser: Credit Suisse Asset
                                     the United States and abroad.                  Management
  Intermediate-Term Bond Fund        Seeks maximum long-term total return by        American Odyssey Funds
                                     investing primarily in intermediate-term       Management, Inc.
                                     corporate debt securities, U.S. government     Subadviser: TAMIC
                                     securities, mortgage-related securities and
                                     asset-backed securities, as well as money
                                     market instruments.
  International Equity Fund          Seeks maximum long-term total return by        American Odyssey Funds
                                     investing primarily in common stocks of        Management, Inc.
                                     established non-U.S. companies.                Subadviser: Bank of Ireland
                                                                                    Asset Management (U.S.) Limited
  Long-Term Bond Fund                Seeks maximum long-term total return by        American Odyssey Funds
                                     investing primarily in long-term corporate     Management, Inc.
                                     debt securities, U.S. government securities,   Subadviser: Western Asset
                                     mortgage-related securities, and asset-backed  Management Company securities, as well as money market
                                     instruments.

          FUNDING OPTION                         INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM
FUND, INC.
  REIT Series                        Seeks maximum long-term total return by        Delaware Management Company,
                                     investing in securities of companies           Inc.
                                     primarily engaged in the real estate           Subadviser: Lincoln Investment
                                     industry.                                      Management, Inc.
  Small Cap Value Series             Seeks capital appreciation by investing        Delaware Management Company,
                                     primarily in common stocks whose market        Inc.
                                     values appear low relative to their
                                     underlying value or future potential.
DREYFUS VARIABLE
INVESTMENT FUND
  Capital Appreciation Portfolio     Seeks primarily to provide long-term capital   The Dreyfus Corporation
                                     growth consistent with the preservation of     Subadviser: Fayez Sarofim & Co.
                                     capital; current income is a secondary         ("Sarofim")
                                     investment objective. The portfolio invests
                                     primarily in the common stocks of domestic
                                     and foreign issuers.
  Small Cap Portfolio                Seeks to maximize capital appreciation.        The Dreyfus Corporation
GREENWICH STREET SERIES FUND
  Equity Index Portfolio             Seeks to replicate, before deduction of        TIMCO
  Class II(1)                        expenses, the total return performance of the
                                     S&P 500 Index.
MONTGOMERY FUNDS III
  Montgomery Variable Series:        Seeks capital appreciation. Under normal       Montgomery Asset Management
  Growth Fund                        conditions, it invests at least 65% of its
                                     assets in equity securities.
OCC ACCUMULATION TRUST               Seeks long-term capital appreciation through   Op Cap Advisors
  Equity Portfolio                   investment in a diversified portfolio of
                                     equity securities selected on the basis of a
                                     value oriented approach to investing.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
  Salomon Brothers Variable          Seeks above-average income (compared to a      Salomon Brothers Asset
  Total Return Fund                  portfolio invested entirely in equity          Management ("SBAM")
                                     securities). Secondarily, seeks opportunities
                                     for growth of capital and income.
  Salomon Brothers Variable          Seeks long-term growth of capital. Current     SBAM
  Investors Fund                     income is a secondary objective.
  Salomon Brothers Variable          Seeks capital appreciation through             SBAM
  Capital Fund                       investments primarily in common stock, or
                                     securities convertible to common stocks,
                                     which are believed to have above-average
                                     price appreciation potential and which may
                                     also involve above-average risk.
STRONG VARIABLE INSURANCE
FUNDS, INC.
  Strong Shafer Value                Seeks primarily long-term capital              Strong Capital Management, Inc.
  Fund II                            appreciation. Current income is a secondary    Subadviser: Shafer Capital
                                     objective when selecting investments.          Management, Inc.
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio          Seeks long-term growth of capital by           Travelers Investment Adviser
                                     investing predominantly in equity securities   ("TIA")
                                     of companies with a favorable outlook for      Subadviser: Alliance Capital
                                     earnings and whose rate of growth is expected  Management L.P.
                                     to exceed that of the U.S. economy over time.
                                     Current income is only an incidental
                                     consideration.
  MFS Total Return Portfolio         Seeks to obtain above-average income           TIA
                                     (compared to a portfolio entirely invested in  Subadviser: Massachusetts
                                     equity securities) consistent with the         Financial Services Company
                                     prudent employment of capital. Generally, at   ("MFS")
                                     least 40% of the Portfolio's assets will be
                                     invested in equity securities.

          FUNDING OPTION                         INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND, INC.
(CONT.)
  Putnam Diversified Income          Seeks high current income consistent with      TIA
  Portfolio                          preservation of capital. The Portfolio will    Subadviser: Putnam Investment
                                     allocate its investments among the U.S.        Management, Inc.
                                     Government Sector, the High Yield Sector, and
                                     the International Sector of the fixed income
                                     securities markets.
  Smith Barney High Income           Seeks high current income. Capital             SSBC Fund
  Portfolio                          appreciation is a secondary objective. The     Management Inc. ("SSBC")
                                     Portfolio will invest at least 65% of its
                                     assets in high-yielding corporate debt
                                     obligations and preferred stock.
  Smith Barney International         Seeks total return on assets from growth of    SSBC
  Equity Portfolio                   capital and income by investing at least 65%
                                     of its assets in a diversified portfolio of
                                     equity securities of established non-U.S.
                                     issuers.
  Smith Barney Large                 Seeks long-term growth of capital by           SSBC
  Capitalization Growth Portfolio    investing in equity securities of companies
                                     with large market capitalizations.
TRAVELERS SERIES TRUST
  Disciplined Mid Cap                Seeks growth of capital by investing           TAMIC
  Stock Fund                         primarily in a broadly diversified portfolio   Subadviser: TIMCO
                                     of common stocks.
  Disciplined Small Cap Fund         Seeks long term capital appreciation by        TAMIC
                                     investing primarily (at least 65% of its       Subadviser: TIMCO
                                     total assets) in the common stocks of U.S.
                                     Companies with relatively small market
                                     capitalizations at the time of investment.
  Equity Income Portfolio            Seeks reasonable income by investing at least  TAMIC
                                     65% in income-producing equity securities.     Subadviser: Fidelity Management
                                     The balance may be invested in all types of    & Research Company
                                     domestic and foreign securities, including
                                     bonds. The Portfolio seeks to achieve a yield
                                     that exceeds that of the securities
                                     comprising the S&P 500. The Subadviser also
                                     considers the potential for capital
                                     appreciation.
  Federated Stock Portfolio          Seeks growth of income and capital by          TAMIC
                                     investing principally in a professionally      Subadviser: Federated
                                     managed and diversified portfolio of common    Investment Counseling, Inc.
                                     stock of high-quality companies (i.e.,
                                     leaders in their industries and characterized
                                     by sound management and the ability to
                                     finance expected growth).
  Large Cap Portfolio                Seeks long-term growth of capital by           TAMIC
                                     investing primarily in equity securities of    Subadviser: Fidelity Management
                                     companies with large market capitalizations.   & Research Company
  Lazard International Stock         Seeks capital appreciation by investing        TAMIC
  Portfolio                          primarily in the equity securities of          Subadviser: Lazard Asset
                                     non-United States companies (i.e.,             Management
                                     incorporated or organized outside the United
                                     States).
  MFS Mid Cap Growth                 Seeks to obtain long term growth of capital    TAMIC
  Portfolio                          by investing, under normal market conditions,  Subadviser: MFS at least 65% of its total assets in equity
                                     securities of companies with medium market
                                     capitalization which the investment adviser
                                     believes have above-average growth potential.
  MFS Research Portfolio             Seeks to provide long-term growth of capital   TAMIC
                                     and future income.                             Subadviser: MFS

          FUNDING OPTION                         INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUB-ADVISER
-------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES TRUST,
(CONT.)
  Social Awareness Stock             Seeks long-term capital appreciation and       SSBC
  Portfolio                          retention of net investment income by
                                     selecting investments, primarily common
                                     stocks, which meet the social criteria
                                     established for the Portfolio. Social
                                     criteria currently excludes companies that
                                     derive a significant portion of their
                                     revenues from the production of tobacco,
                                     tobacco products, alcohol, or military
                                     defense systems, or in the provision of
                                     military defense related services or gambling
                                     services.
  Strategic Stock Portfolio          Seeks to provide an above-average total        TAMIC
                                     return through a combination of potential      Subadviser: TIMCO
                                     capital appreciation and dividend income by
                                     investing primarily in high dividend yield
                                     stocks periodically selected from the
                                     companies included in (i) the Dow Jones
                                     Industrial Average and (ii) the Standard &
                                     Poor's Industrial Index.
  Travelers Quality Bond             Seeks current income, moderate capital         TAMIC
  Portfolio(1)                       volatility and total return.
  U.S. Government                    Seeks to select investments from the point of  TAMIC
  Securities Portfolio(1)            view of an investor concerned primarily with
                                     highest credit quality, current income and
                                     total return. The assets of the U.S.
                                     Government Securities Portfolio will be
                                     invested in direct obligations of the United
                                     States, its agencies and instrumentalities.
  Utilities Portfolio                Seeks to provide current income by investing   SSBC
                                     in equity and debt securities of companies in
                                     the utility industries.
WARBURG PINCUS TRUST
  Emerging Markets Portfolio         Seeks long-term growth of capital by           Warburg Pincus Asset
                                     investing primarily in equity securities of    Management, Inc.
                                     non-U.S. issuers consisting of companies in
                                     emerging market securities.

(1) Currently available under Variable Annuitization Floor Benefit.

An asset allocation program is available for certain funding options under the Contract. See "Asset Allocation Advice."

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a per-transfer fee on transfers exceeding 12 per year, and, to limit the number of transfers. We will always allow at least one transfer in any six-month period. Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may also make transfers between funding options.

DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract so that more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Transfer Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

Owners may elect to enter into a separate advisory agreement with Copeland Financial Services, Inc. ("Copeland"), an affiliate of the Company. For a fee, Copeland provides asset allocation advice under its CHART program, which is fully described in a separate disclosure statement. The CHART Program may not be available in all marketing programs through which this Contract is sold.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the contract value, less any premium tax not previously deducted. You must submit a written request specifying the funding option(s) from which amounts are to be withdrawn. If no funding options are specified, the withdrawal will be made on a pro rata basis. The contract value will be determined as of the close of business after we receive your surrender request at the Home Office. The value may be more or less than the purchase payments made depending on the contract value at the time of surrender.

We may defer payment of any cash surrender value (that is, contract value, less charges for surrender and any premium taxes due) for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawal that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We also provide access to your money during the annuitization period, which is discussed in detail in the "Annuity Period" section of this prospectus.

SYSTEMATIC WITHDRAWALS

Each contract year you may elect to take monthly, quarterly, semiannual or annual systematic withdrawals of a specified dollar amount. Any applicable withdrawal charges (in excess of the free withdrawal allowance) and any applicable premium taxes will be deducted. To elect this option, an election form provided by the Company must be completed. Systematic withdrawals may be stopped at any time provided the Company receives at least 30 days' written notice.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be imposed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the Systematic Withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct the Company to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the 20% free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. We may also deduct a charge for taxes. Services and benefits we provide include:

          - the ability for you to make withdrawals and surrenders under the Contracts;

          - the death benefit paid on the death of the annuitant;

          - the available funding options and related programs, (including a managed distribution program);

          - administration of the annuity options available under the Contracts;

          - distribution of various reports to contract owners.

Costs and expenses we incur include:

          - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

          - sales and marketing expenses, and

          - other costs of doing business.

Risks we assume include:

          - the annuitants may live longer than estimated when the annuity factors under the Contracts were established;

          - the amount of the death benefit will be greater than the contract value;

          - the costs of providing the services and benefits under the contracts will exceed the charges deducted.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) will be deducted if any or all of the contract value is withdrawn during the first five years following a purchase payment. The length of time from when we receive the purchase payment to the time of withdrawal determines the amount of the charge.

The withdrawal charge is equal to a percentage of the amount of purchase payments, plus any credits applied, which are withdrawn from the Contract and is calculated as follows:

    LENGTH OF TIME FROM
      PURCHASE PAYMENT                  WITHDRAWAL
     (NUMBER OF YEARS)                    CHARGE
             1                              5%
             2                              4%
             3                              3%
             4                              2%
             5                              1%
      6 and thereafter                      0%

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken in the following order:

          (a) first from any purchase payments and associated credits to which no withdrawal charge applies;

          (b) next from any remaining free withdrawal amount (as described below) after the reduction by the amount of (a);

          (c) next from remaining purchase payments and associated credits (on a first-in, first-out basis); and then

          (d) then from contract earnings (in excess of any free withdrawal amount). Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

Where permitted by state law, we will not deduct a withdrawal charge:

          (1) from payments we make due to the death of the annuitant;

          (2) if an annuity payout, other than under the Liquidity Benefit Option, (see "Liquidity Benefit") has begun;

          (3) if an income option of at least ten years' duration is elected;

          (4) from amounts withdrawn which are deposited to other contracts issued by us or our affiliate (subject to Our approval);

          (5) if withdrawals are taken under our Managed Distribution Program, if elected by you (see "Access to Your Contract Values"); or

          (6) if you are confined to an Eligible Nursing Home, as described in Appendix B.

FREE WITHDRAWAL ALLOWANCE

There is a 20% free withdrawal allowance available each year. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) During the first contract year, the available withdrawal amount will be 20% of the initial purchase payment. After the first contract year, the available withdrawal amount will be calculated as of the end of the previous contract year. The free withdrawal allowance applies to partial withdrawals and to full withdrawals, except those transferred directly to annuity contracts issued by other financial institutions. In Washington state, the free withdrawal provision applies to all withdrawals.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. Where required, the Company will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk charge. The deduction is reflected in our calculation of accumulation and annuity unit values. For the Standard Death Benefit, this charge equals, on an annual basis,
 .80% of the amounts held in each funding option. For the Optional Death Benefit and Credit, the charge equals on an annual basis, 1.25%. We reserve the right to lower the charge at any time.

FUNDING OPTION EXPENSES

The deductions from and expenses paid out of the assets of the various funding options are summarized in the fee table and are described in the accompanying prospectuses.

FLOOR BENEFIT/LIQUIDITY BENEFIT CHARGES

If the Variable Annuitization Floor Benefit is selected, a charge is deducted upon election of this benefit. This charge compensates us for guaranteeing a minimum variable annuity payment regardless of the performance of the funding options selected by you. This charge will vary based upon market conditions, but will never increase your annual separate account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amount withdrawn. Please refer to "The Annuity Period" for a description of these benefits.

CHART ASSET ALLOCATION PROGRAM CHARGES

Under the CHART Program, purchase payments and cash values are allocated among the specified asset allocation funds. The charge for this advisory service is equal to a maximum of .80% of the assets subject to the CHART Program. The CHART Program fee will be paid by quarterly withdrawals from the cash values allocated to the asset allocation funds. The Company will not treat these withdrawals as taxable distributions. Please refer to "Miscellaneous Contract Provisions" for further information.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page). The annuitant is the individual upon whose life the maturity date and the amount of monthly annuity payments depend. Because this is a qualified contract, the contract owner and the annuitant must always be the same person. You have sole power to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary.

Beneficiary. The beneficiary is named by you in a written request. The beneficiary has the right to receive any remaining contractual benefits upon your death. If more than one beneficiary survives the annuitant, they will share equally in benefits unless different shares are recorded with the Company by written request before your death.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request and while the Contract continues.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH PROCEEDS BEFORE THE MATURITY DATE

The person chosen as the beneficiary will receive a death benefit upon the death of the owner/annuitant before the maturity date. You may select either the Standard Death Benefit or the Optional Death Benefit and Credit at the time of purchase:

STANDARD DEATH BENEFIT:


------------------------------------------------------------------------------------------
    ANNUITANT'S AGE                              DEATH BENEFIT PAYABLE
  ON THE CONTRACT DATE                  (CALCULATED AS OF THE DEATH REPORT DATE)
------------------------------------------------------------------------------------------
 Before age 80                Greater of:
                              (1) contract value, or
                              (2) total purchase payments less any withdrawals (and
                              related charges).
------------------------------------------------------------------------------------------
 On or after age 80           Contract value.
------------------------------------------------------------------------------------------

OPTIONAL DEATH BENEFIT AND CREDIT

The Optional Death Benefit and Credit varies depending on the Annuitant's age on the contract date.


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    ANNUITANT'S AGE                              DEATH BENEFIT PAYABLE
  ON THE CONTRACT DATE                  (CALCULATED AS OF THE DEATH REPORT DATE)
------------------------------------------------------------------------------------------
 Under Age 70                 IF NOTIFIED WITHIN 6 MONTHS OF THE DEATH: Greatest of:
                              (1) contract value;
                              (2) total purchase payments, less any withdrawals (and
                                  related charges), or
                              (3) maximum Step Up death benefit value (described below)
                              associated with contract date anniversaries beginning with the 5th, and ending with the last before the annuitant's
                                  76th birthday.
                              IF NOTIFIED 6 MONTHS OR MORE AFTER THE DEATH: contract value
                              (unless prohibited by state law)
------------------------------------------------------------------------------------------
 Age 70-75                    IF NOTIFIED WITHIN 6 MONTHS OF THE DEATH: Greatest of:
                              (1) above,
                              (2) above, or
                              (3) the Step Up death benefit value (described below)
                              associated with the 5th contract date anniversary.
                              IF NOTIFIED 6 MONTHS OR MORE AFTER THE DEATH: contract value
                              (unless prohibited by state law)
------------------------------------------------------------------------------------------
 Age 76-80                    Greater of (1) or (2) above.
------------------------------------------------------------------------------------------
 Age over 80                  The contract value.
------------------------------------------------------------------------------------------

All death benefit values described above are calculated at the close of business on the date the Company received due proof of death and written distribution instructions (the death report date). The amounts will be reduced by any applicable premium taxes due and any outstanding loans.

STEP-UP DEATH BENEFIT VALUE

A separate Step-Up death benefit value will be established on the fifth contract date anniversary, and on each subsequent contract date anniversary on or before the death report date and will initially equal the contract value on that anniversary. After a Step-Up death benefit value has been established, it will be recalculated each time a purchase payment is made or a partial surrender is taken until the death report date. Step-Up death benefit values will be recalculated by increasing them by the amount of each applicable purchase payment and by reducing them by a Partial

Surrender Reduction (as described below) for each applicable partial surrender. Recalculations of Step-Up death benefit values related to any purchase payments or any partial surrenders will be made in the order that such purchase payments or partial surrenders occur.

The Partial Surrender Reduction referenced above is equal to:

        (1) the amount of a Step-Up death benefit value immediately prior to the reduction for the partial surrender, multiplied by

        (2) the amount of the partial surrender divided by the contract value immediately prior to the partial surrender.

DEATH PROCEEDS AFTER THE MATURITY DATE

If the death of the annuitant occurs on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

PAYMENT OF PROCEEDS

Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

The Company will pay the proceeds to the beneficiary(ies), or if none, to the contract owner's estate.
                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive scheduled annuity payments. You can choose the month and the year in which those payments begin (maturity date). While the annuitant is alive, you can change your selection any time up to 30 days prior to the maturity date. Annuity payments will begin on the maturity date requested by you unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a number of payments assured. We may require proof that the annuitant is alive before annuity payments are made.

You may annuitize your contract immediately after purchase, or select a later maturity date. Unless you elect otherwise, the maturity date will be the later of the annuitant's 90th birthday, or ten years after the effective date of the Contract. In certain states, the maturity date elected may not be later than the annuitant's 90th birthday.

Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. Depending on your plan, these mandatory distribution requirements take effect generally upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. Please refer to the optional, no-cost Managed Distribution Program described in the "Access to Your Money" section of this prospectus. Independent tax advice should be sought regarding the election of minimum required distributions.

LIQUIDITY BENEFIT

If you select any annuity option which guarantees you payments for a minimum period of time, ("period certain") you may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first contract year. There is a surrender charge of 5% of the amount withdrawn under this option.

For variable annuity payments, we use the Assumed Net Investment Factor, ("ANIF") as the interest rate to determine the lump sum amount. If you request only a percentage of the amount available, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period expires, your payments will increase to the level as if no liquidation had taken place.

For fixed annuity payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the annuity option you elected. The current rate will be the same rate we would give to someone electing an annuity option for that same amount of time. If you request a percentage of the amount available during the period certain, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, your payments will increase to the level as if no liquidation had taken place.

The market value adjustment formula for calculating the present value described above for fixed annuity payments is as follows:

              Present Value =LOGO[Payment(s) X (1/1 + iC)(t/365)]

Where

iC   =    the interest rate described above
n    =    the number of payments remaining in the contract owner's
          certain period at the time of request for this benefit
t    =    number of days remaining until that payment is made,
          adjusting for leap years.

See Appendix C for examples of this market value adjustment.

ALLOCATION OF ANNUITY

If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same funding options selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

ANNUITIZATION CREDIT. This credit is applied to the contract value used to purchase one of the Annuity Options described below. The credit equals 0.5% of your contract value if you annuitize during contract years 2-5, 1% during contract years 6-10, and 2% after contract year 10. There is no credit applied to contracts held less than 1 year.

VARIABLE ANNUITY

You may choose to receive annuity payments that are based on the performance of one or more of the variable funding options. This is called a variable payout because the amount you receive each month will increase or decrease depending on how the variable funding options perform. When you annuitize, we will credit you with annuity units. An annuity unit measures the dollar value of an annuity payment. We determine the number of annuity units to credit you with by dividing the first monthly annuity payment for each funding option by the accumulation unit value for that funding option as of 14 days before the annuity payments begin. The number of annuity units (but not their value) remains fixed during the annuity period.

HOW WE DETERMINE THE FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the annuity payments begin less any premium taxes due.

The first monthly payment amount depends on the annuity option elected, the annuitant's adjusted age, and the ANIF selected by you at the time of annuitization (3% or 5%). The Contract contains a formula for determining the adjusted age. We calculate the first monthly payment by multiplying the benefit per $1,000 applied, shown in the Contract tables, by the number of thousands of dollars of contract value applied to the annuity option. The ANIF is used to determine the guaranteed payout rates shown. If you select the 5% ANIF, your initial payments will be higher. If you select the 3% ANIF, the amount of your payments will increase more quickly. If net investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. Payout rates will not be lower than those shown. We reserve the right to require satisfactory proof of an annuitant's age before we make the first annuity payment.

HOW WE DETERMINE THE PAYMENTS AFTER THE FIRST. The dollar amount of all annuity payments after the first will change from month to month based on the investment performance of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to effect the annuity will be determined as of the date annuity payments begin. If it would produce a larger payment, the first fixed annuity payment will be determined using the Fixed Life Annuity Tables in effect on the maturity date.

If you have elected the Increasing Benefit Option, the payments will be calculated as above, however, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage you elected.

                                 PAYOUT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

You can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

AUTOMATIC OPTION. Unless we are directed otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of fixed monthly annuity payments based on your lifetime in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract as described above. You must elect an option in writing, in a form satisfactory to the Company. Any election made during your lifetime must be made by you.

VARIABLE ANNUITIZATION FLOOR BENEFIT. This benefit may not be available, or may only be available under certain annuity options, if we determine the market conditions so dictate. If available, the Company will guarantee that, regardless of the performance of the funding options selected by you, your annuity payments will never be less than a certain percentage of your first annuity payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if you are over age 80. Additionally, you must select from certain funds available under this guarantee. Currently, these funds are the Equity Index Portfolio Class II, the Travelers Quality Bond Portfolio, and the U.S. Government Securities Portfolio. We may, at our discretion increase or decrease the number of funds available under this benefit. This benefit is not currently available under Option 5. The benefit is not available with the 5% ANIF under any option. If you select this benefit, you may not elect to liquidate any portion of your contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase your annual separate account charge by more than 3% per year.

We reserve the right to restrict the amount of contract value to be annuitized under this benefit.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the contract value may be paid under one or more of the following annuity options. We may offer additional options. Options 1-5 below may be applied to either a Fixed or Variable Annuity.

INCREASING BENEFIT OPTION. For Fixed Annuities, the annuity payment you receive may be either level (except after death of Primary Payee in Option 4) or increasing. If increasing payments are elected, the initial payment will be less than the corresponding level payment for the same annuity option, but your payments will increase on each contract date anniversary by a percentage chosen by you. You may choose a whole number from 1 to 4%.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during your lifetime ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during your lifetime, with the agreement that if, at your death, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during your lifetime and the lifetime of a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of you and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period. The Company will make monthly payments for the period selected.

Option 6 -- Income Option: The Company will make a certain number of payments which are not based on the annuitant's lifetime.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within ten days after you receive it (the "right to return period"). You bear the investment risk during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded. The contract value will be determined following the close of the business day on which we receive a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $2,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the contract value, less any applicable contract or premium tax charges.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the date of the report for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal or state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

FINANCIAL STATEMENTS

The Financial Statements for the Company are included in the Form 10-K, which is attached to this prospectus. Because the separate account is new, it has no financial statements. When available, the financial statements for the separate account will be available through annual reports to shareholders. These reports will also be accessible through the SEC'S website that appears on the first page of this prospectus.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Separate Account Six For Variable Annuities ("Separate Account Six") was established on June 8, 1998 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The assets of Separate Account Six will be invested exclusively in the shares of the variable funding options.

The assets of Separate Account Six are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. The assets held by Separate Account Six are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to Separate Account Six. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, as well as the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). Each quotation assumes a total redemption at the end of each period.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. The withdrawal charge is not reflected because the contract is designed for long-term investment.

For funding options that were in existence prior to the date they became available under the Separate Account, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. This contract is intended primarily for use as a qualified annuity, therefore this tax discussion will be limited to such contracts.

QUALIFIED CONTRACTS

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans.

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

TAXATION OF SURRENDERS UNDER LIQUIDITY FEATURE

As discussed above, no taxable income is recognized prior to the distribution of proceeds to the Contract Owner. The Liquidity Benefit available under this Contract is a distribution under the Code, and is therefore subject to ordinary income tax as well as the penalty tax for premature distributions, if applicable.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of qualified annuities.

                             AVAILABLE INFORMATION
--------------------------------------------------------------------------------

The Company is subject to the information requirements of the Securities Exchange Act of 1934 (the "1934 Act"), as amended, and files reports and other information with the Securities and Exchange Commission (the "Commission"). Such reports and other information can be inspected and copied at the public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and at the Commission's Regional Offices located at Seven World Trade Center, New York, New York 10048, and Northwestern Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials can also be obtained from the Public Reference Section of the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

Under the Securities Act of 1933, the Company has filed with the Commission a registration statement (the "Registration Statement") relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits, and reference is hereby made to such Registration Statement and exhibits for further information relating to the Company and the Contracts. The Registration Statement and the exhibits may be inspected and copied as described above. Although the Company does furnish the Annual Report on Form 10-K for the year ended December 31, 1998 to owners of contracts or certificates, the Company does not plan to furnish subsequent annual reports containing financial information to the owners of contracts or certificates described in this Prospectus.

                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
--------------------------------------------------------------------------------

The Company's latest Annual Report on Form 10-K has been filed with the Commission pursuant to Section 15(d) of the 1934 Act.

The Form 10-K for the fiscal year ended December 31, 1998 contains additional information about the Company, including audited financial statements for the Company's latest fiscal year. It was filed on March 17, 1999 via Edgar; File No. 33-33691.

If requested, the Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, a copy of the documents referred to above which have been incorporated by reference in the Prospectus, other than exhibits to the documents (unless such exhibits are specifically incorporated by reference in such documents). Any such requests should be directed to The Travelers Insurance Company, One Tower Square, Hartford, Connecticut 06183-5030,
Attention: Annuity Services. The telephone number is (860) 422-3985. You may also obtain copies of any documents, incorporated by reference into this prospectus by accessing the SEC's website (http://www.sec.gov).

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, and intends to seek licensure in the remaining states of the United States, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

YEAR 2000 COMPLIANCE

The Company is highly dependent on computer systems and systems applications for conducting its ongoing business functions. In 1996, The Travelers Insurance Company and its subsidiaries, including the Company, began the process of identifying, assessing and implementing changes to computer programs to address the Year 2000 issue and developed a comprehensive plan that encompasses The Travelers Insurance Company and its insurance subsidiaries, to address the issue. The issue involves the ability of computer systems that have time sensitive programs to recognize properly the Year 2000. The inability to do so could result in major failures or miscalculations that would disrupt the Company's ability to meet its customer and other obligations on a timely basis.

The Company has achieved substantial compliance with respect to its business critical systems in accordance with its Year 2000 plan and is in the process of certification to validate compliance. The Company anticipates completing the certification process by June 30, 1999. An ongoing re-certification process will be put in place for third and fourth quarter 1999 to ensure all systems and products remain compliant.

The total cost associated with the required modifications and conversions is being expensed as incurred in the period 1996 through 1999. The Company also has third party customers, financial institutions, vendors and others with which it conducts business and has confirmed their plans to address and resolve Year 2000 issues on a timely basis. While it is likely that these efforts by third party vendors and customers will be successful, it is possible that a series of failures by third parties could have a material adverse effect on the Company's results of operations in future periods.

In addition, the Company is developing contingency plans to address perceived risks associated with the Year 2000 effort. These include business resumption plans to address the possibility of internal systems failures and the possibility of failure of systems or processes outside the Company's control. As of year-end 1998, the Company has completed initial business resumption contingency plans which would enable business critical units to function beginning January 1, 2000 in the event of an unexpected failure. Business resumption contingency plans are expected to be finalized by June 30, 1999. Preparations for the management of the date change will continue through 1999.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter and distributor of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account.

Up-front compensation paid to sales representatives will not exceed 7.00 % of the purchase payments made under the Contracts. If asset-based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, contract value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the legal requirements of any governmental agency to which the Company, the Contract or the contract owner is subject. Where a state requires contract owner approval, we will comply.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

There are no pending material legal proceedings affecting the Separate Account or the Company. Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been reviewed by the General Counsel of the Company.

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                                   APPENDIX A
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          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Mixed and Shared Funding
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 1999 (Form No. 21256S) are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Life and Annuity Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-9061.

Name:

Address:

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                                   APPENDIX B
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            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

 (This waiver is not available if the Annuitant is age 71 or older on the date the Contract is issued. Please refer to your contract for any state variations of this Waiver.)

If, after the first contract year and prior to the maturity date of the Contract, the annuitant begins confinement in an Eligible Nursing Home, and remains confined for the qualifying period, you may make a total or partial withdrawal, subject to the maximum withdrawal amount described below, without incurring a Withdrawal Charge. In order for the Withdrawal Charge to be waived, the withdrawal must be made during continued confinement in an Eligible Nursing Home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an Eligible Nursing Home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An Eligible Nursing Home is defined as an institution or special nursing unit of a hospital which:

(a) is Medicare approved as a provider of skilled nursing care services; and

(b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

                                       OR

Meets all of the following standards:

(a) is licensed as a nursing care facility by the state in which it is licensed;

(b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

(c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

(d) provides, as a primary function, nursing care and room and board; and charges for these services;

(e) care is provided under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

(f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

(g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement following completion of the qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount available without incurring a Withdrawal Charge is the contract value on the next valuation date following written proof of claim, less any purchase payments made within a one year period prior to the date confinement in an Eligible Nursing Home begins, less any additional purchase payments made on or after the Annuitant's 71st birthday.

Any withdrawal requested which falls under the scope of this waiver will be paid as soon as we receive proper written proof of your claim, and will be paid in a lump sum. You should consult with your personal tax adviser regarding the taxable nature of any withdrawals taken from your contract.

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                                   APPENDIX C
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MARKET VALUE ADJUSTMENT

If you (the Annuitant) have selected any period certain option, you may elect to surrender a payment equal to a portion or all of the present value of the remaining period certain payments any time after the first contract year. There is a surrender charge of 5% of the amount withdrawn under this option.

For fixed annuity payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on new Fixed Annuity period certain only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less than the minimum length of time for which we offer a new Fixed Annuity Period Certain Only Annuitization, then the interest rate will be the rate of return for that minimum length of time.

The formula for calculating the Present Value is as follows:

              Present Value =LOGO[Payment(s) X (1/1 + iC)(t/365)]
Where
        iC = the interest rate described above
        n = the number of payments remaining in the contract owner's certain period at the time of request for this benefit t = number of days remaining until that payment is made, adjusting for leap years.

If you request a percentage of the total amount available, the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments will increase to the level they would have been had no liquidation taken place.

Illustration:

Amount Annuitized:  $12,589.80
Annuity Option:     Life w/10 Year Certain
                    $1,000 Annually--first payment
Annuity Payments:   immediately

For the purposes of this illustration, assume after two years (immediately preceding the third payment), you choose to receive full liquidity, and the current rate of return which we are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:

1000 + (1000/1.04) + (1000/1.04)( 7/8)2 + (1000/1.04)( 7/8)3 +
(1000/1.04)( 7/8)4 + (1000/1.04)( 7/8)5

+ (1000/1.04)( 7/8)6 + (1000/1.04)( 7/8)7 = $7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.

The net result to you after subtraction of the surrender penalty of $350.10 would be $6,651.96.

You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1000 annually until your death.

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L-21257                                                                May, 1999

                                     PART B

          Information Required in a Statement of Additional Information

                          TRAVELERS RETIREMENT ACCOUNT
                                VARIABLE ANNUITY


                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 1999

                                       for

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Variable Annuity Contract Prospectus dated May 1, 1999. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-8036, or by calling (800) 842-9406 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



                                TABLE OF CONTENTS

THE INSURANCE COMPANY .....................................................    1

PRINCIPAL UNDERWRITER .....................................................    1

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT .........................    1

VALUATION OF ASSETS .......................................................    2

MIXED AND SHARED FUNDING ..................................................    3

PERFORMANCE INFORMATION ...................................................    3

FEDERAL TAX CONSIDERATIONS ................................................    9

INDEPENDENT ACCOUNTANTS ...................................................   11

FINANCIAL STATEMENTS ......................................................  F-1

                              THE INSURANCE COMPANY

      The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states, (except New Hampshire and New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Tower Square Hartford, Connecticut 06183 and its telephone number is
(860) 277-0111.

      The Company is a wholly owned subsidiary of The Travelers Insurance Company, which is a wholly owned subsidiary of Citigroup Inc. Citigroup consists of businesses that produce a broad range of financial services, including asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading. Among its businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, Salomon Smith Barney Asset Management, and Travelers Property Casualty.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

      The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Separate Account Six meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account Six are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.

                              PRINCIPAL UNDERWRITER

      CFBDS, Inc. serves as principal underwriter for Separate Account Six and the Contracts. The offering is continuous. CFBDS, Inc.'s principal executive offices are located at 21 Milk Street, Boston, MA 02116. CFBDS is not affiliated with the Company or Separate Account Six.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

      Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account Six, CFBDS and the Company, CFBDS acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses CFBDS for certain sales and overhead expenses connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined on each business day as of the close of the New York Stock Exchange. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

      Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

      Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

      (a) = investment income plus capital gains and losses (whether realized or unrealized);

      (b) = any deduction for applicable taxes (presently zero); and

      (c) = the value of the assets of the funding option at the beginning of the valuation period.

      The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is
1.000081 x 1.000081.) After the maturity date, withdrawals from the annuity unit value will be permitted only if you have elected a variable payout option for a fixed period which is not based on any lifetime. The maximum withdrawal amount will be calculated by computing the payments at 7% annual interest rate.

                            MIXED AND SHARED FUNDING

      Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceiveable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently forsee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                             PERFORMANCE INFORMATION

      From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account Six. The Company may advertise the "standardized average annual total returns" of the Funding Options, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

      STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal charge at that time.

      NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Two sets of illustrations will be shown - one taking deferred sales charges into consideration, one not taking deferred sales charges into consideration. For each set, the maximum M&E of 1.25% is reflected. If Nonstandardized total returns reflected the deduction of any applicable withdrawal charge, the level of performance shown would be decreased. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

      For Funding Options that were in existence prior to the date they became available under Separate Account Six, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

      GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Separate Account Six and the Funding Options.

      Average annual total returns have been calculated using each Funding Option's investment performance since inception. The returns were computed according to the nonstandardized method for the period ending December 31, 1998 as if they had been available under Separate Account Six during that time. They are set forth in the following tables. No standardized information is currently available.

                          TRAVELERS REQUIREMENT ACCOUNT
    NON STANDARDIZED PERFORMANCE - AVERAGE ANNUAL RETURNS AS OF 12/31/1998
                  (TAKING INTO ACCOUNT ALL CHARGES AND FEES)


STOCK ACCOUNTS:                                        1 Year        5 Year     10 Year (or inception)
---------------                                        ------        ------     ----------------------
Alliance Growth Portfolio                               22.45%          --        26.21%      (6/94)
American Odyssey Core Equity Fund                        9.10%       25.14%       17.02%      (5/93)
American Odyssey Emerging Opportunities Fund           -14.30%        4.03%        5.87%      (5/93)
American Odyssey International Equity Fund               8.45%       13.24%       10.87%      (5/93)
WITH CHART FEE OF 0.80%
American Odyssey Core Equity Fund                        8.19%       24.15%       16.09%      (5/93)
American Odyssey Emerging Opportunities Fund           -14.98%        3.19%        5.03%      (5/93)
American Odyssey International Equity Fund               7.54%       12.33%        9.99%      (5/93)
Delaware Investments REIT Series                           --           --       -14.26%      (5/98)
Delaware Small Cap Value Series                        -10.70%       15.30%       12.49%     (12/93)
Dreyfus Capital Appreciation Portfolio                  23.59%       27.45%       20.03%      (4/93)
Dreyfus Small Cap Portfolio                             -9.43%       12.41%       24.67%      (8/90)
Equity Income Portfolio (Fidelity)                       5.96%          --        21.13%      (8/96)
Equity Index Portfolio                                  22.26%       29.11%       19.86%     (11/91)
Federated Stock Portfolio                               11.31%          --        24.82%      (8/96)
Large Cap Portfolio (Fidelity)                          28.82%          --        27.95%      (8/96)
Lazard International Stock Portfolio                     6.22%          --         9.24%      (8/96)
MFS Mid Cap Growth Portfolio                               --           --        -5.38%      (3/98)
MFS Research Portfolio                                     --           --        -0.27%      (3/98)
Montgomery Variable Series: Growth Fund                 -3.36%          --        17.24%      (2/96)
OCC Accumulation Trust Equity Portfolio                  5.44%       22.99%       15.61%      (8/88)
Salomon Brothers Capital Fund                              --           --        11.84%      (2/98)
Salomon Brothers Investors Fund                            --           --         4.35%      (2/98)
Smith Barney International Equity Portfolio              0.16%          --         5.61%      (6/94)
Smith Barney Large Cap Growth Portfolio                    --           --        18.61%      (5/98)
Social Awareness Stock Portfolio (Smith Barney)         25.60%       26.26%       16.80%      (5/92)
Strategic Stock Portfolio                                  --           --       -11.16%      (5/98)
Strong Schafer Value Fund II                            -4.25%          --        -4.53%     (10/97)
Travelers Disciplined Mid Cap Stock Portfolio           10.47%          --        25.46%      (4/97)
Travelers Disciplined Small Cap Stock Portfolio            --           --       -16.20%      (5/98)
Utilities Portfolio (Smith Barney)                      11.71%          --        14.56%      (2/94)
Warburg Pincus Emerging Markets Portfolio                  --           --       -21.32%     (12/97)
BOND ACCOUNTS:
American Odyssey Global High-Yield Bond Fund               --           --       -11.06%      (5/98)
American Odyssey Intermediate-Term Bond Fund             2.13%        6.90%        4.83%      (5/93)
American Odyssey Long-Term Bond Fund                     2.68%        9.19%        6.71%      (5/93)
WITH CHART FEE OF 0.80%
American Odyssey Global High-Yield Bond Fund               --           --       -11.53%      (5/93)
American Odyssey Intermediate-Term Bond Fund             1.28%        6.04%        3.99%      (5/93)
American Odyssey Long-Term Bond Fund                     1.82%        8.31%        5.86%      (5/93)
Putnam Diversified Income Portfolio                     -5.55%          --         5.97%      (6/94)
Smith Barney High Income Portfolio                      -5.76%          --         8.17%      (6/94)
Travelers High Yield Bond Trust                          0.23%       11.82%        7.70%      (6/83)
Travelers Quality Bond Portfolio                         2.20%          --         5.35%      (8/96)
Travelers U.S. Government Securities Portfolio           3.83%       10.12%        6.97%      (1/92)
BALANCED ACCOUNTS:
MFS Total Return Portfolio                               5.30%          --        13.75%      (6/94)
Salomon Brothers Total Return Fund                         --           --        -0.31%      (2/98)
Travelers Managed Assets Trust                          14.93%       19.00%        9.99%      (6/83)
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio                        -1.25%        2.87%        3.93%     (12/87)

Returns for periods less than one year are cumulative. The inception date reflects the date the underlying fund began operating.

                          TRAVELERS RETIREMENT ACCOUNT
      NONSTANDARDIZED PERFORMANCE - AVERGE ANNUAL RETURNS AS OF 12/31/1998 (TAKING INTO ACCOUNT ALL CHARGES AND FEES EXCEPT DEFERRED SALES CHARGE)


                                                              YTD          1 YR         3YR          5YR     (OR 10 YEAR Inception)
                                                              ---          ----         ---          ---             ---------
STOCK ACCOUNTS:
Alliance Growth Portfolio                                    27.45%       27.45%       27.52%          --        26.40%      (6/94)
American Odyssey Core Equity Fund                            14.10%       14.10%       21.80%       19.31%       17.10%      (5/93)
American Odyssey Emerging Opportunities Fund                 -9.79%       -9.79%       -3.02%        5.23%        6.01%      (5/93)
American Odyssey International Equity Fund                   13.45%       13.45%       12.30%        8.86%       10.98%      (5/93)
WITH CHART FEE OF 0.80%
American Odyssey Core Equity Fund                            13.19%       13.19%       20.83%       18.36%       16.18%      (5/93)
American Odyssey Emerging Opportunities Fund                -10.51%      -10.51%       -3.79%        4.40%        5.17%      (5/93)
American Odyssey International Equity Fund                   12.54%       12.54%       11.40%        8.00%       10.10%      (5/93)
Delaware Small Cap Value Series                              -6.00%       -6.00%       14.30%       12.21%       12.62%     (12/93)
Dreyfus Capital Appreciation Portfolio                       28.59%       28.59%       26.32%       22.03%       20.11%      (4/93)
Dreyfus Small Cap Portfolio                                  -4.66%       -4.66%        8.17%       11.30%       24.90%      (8/90)
Equity Income Portfolio (Fidelity)                           10.96%       10.96%          --           --        22.44%      (8/96)
Equity Index Portfolio                                       27.26%       27.26%       27.08%       23.18%       20.04%     (11/91)
Federated Stock Portfolio                                    16.31%       16.31%          --           --        26.08%      (8/96)
Large Cap Portfolio (Fidelity)                               33.82%       33.82%          --           --        29.18%      (8/96)
Lazard International Stock Portfolio                         11.22%       11.22%          --           --        10.69%      (8/96)
MFS Mid Cap Growth Portfolio                                    --           --           --           --        -0.40%      (3/98)
MFS Research Portfolio                                          --           --           --           --         4.73%      (3/98)
Montgomery Variable Series: Growth Fund                       1.64%        1.64%          --           --        18.25%      (2/96)
OCC Accumulation Trust Equity Portfolio                      10.44%       10.44%       18.94%       18.80%       15.75%      (8/88)
Salomon Brothers Capital Fund                                   --           --           --           --        16.84%      (2/98)
Salomon Brothers Investors Fund                                 --           --           --           --         9.35%      (2/98)
Smith Barney International Equity Portfolio                   5.16%        5.16%        7.43%          --         5.97%      (6/94)
Smith Barney Large Cap Growth Portfolio                         --           --           --           --        23.61%      (5/98)
Social Awareness Stock Portfolio (Smith Barney) 30.60%       30.60%       24.81%       19.76%       16.95%                   (5/92)
Strategic Stock Portfolio                                       --           --           --           --        -6.49%      (5/98)
Strong Schafer Value Fund II                                  0.75%        0.75%          --           --        -0.44%     (10/97)
Travelers Disciplined Mid Cap Stock Portfolio                15.47%       15.47%          --           --        27.85%      (4/97)
Travelers Disciplined Small Cap Stock Portfolio                 --           --           --           --       -11.78%      (5/98)
Utilities Portfolio (Smith Barney)                           16.71%       16.71%       15.28%          --        14.80%      (2/94)
Warburg Pincus Emerging Markets Portfolio                   -17.18%      -17.18%          --           --       -17.18%     (12/97)
BOND ACCOUNTS:
American Odyssey Global High-Yield Bond Fund                    --           --           --           --        -6.38%      (5/98)
American Odyssey Intermediate-Term Bond Fund                  7.13%        7.13%        5.29%        4.93%        4.97%      (5/93)
American Odyssey Long-Term Bond Fund                          7.68%        7.68%        6.02%        6.05%        6.84%      (5/93)
WITH CHART FEE OF 0.80%
American Odyssey Global High-Yield Bond Fund                    --           --           --           --        -6.88%      (5/98)
American Odyssey Intermediate-Term Bond Fund                  6.28%        6.28%        4.45%        4.10%        4.14%      (5/93)
American Odyssey Long-Term Bond Fund                          6.82%        6.82%        5.18%        5.21%        5.99%      (5/93)
Putnam Diversified Income Portfolio                          -0.58%       -0.58%        4.16%          --         6.33%      (6/94)
Smith Barney High Income Portfolio                           -0.80%       -0.80%        7.61%          --         8.50%      (6/94)
Travelers High Yield Bond Trust                               5.23%        5.23%       11.54%        9.07%        7.76%      (6/83)
Travelers Quality Bond Portfolio                              7.20%        7.20%          --           --         6.93%      (8/96)
Travelers U.S. Government Securities Portfolio                8.83%        8.83%        6.64%        6.79%        7.03%      (1/92)
BALANCED ACCOUNTS:
MFS Total Return Portfolio                                   10.30%       10.30%       14.28%          --        14.02%      (6/94)
Salomon Brothers Total Return Fund                              --           --           --           --         4.69%      (2/98)
Travelers Managed Assets Trust                               19.93%       19.93%       17.29%       14.35%       10.08%      (6/83)
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio                              3.75%        3.75%        3.45%        3.36%        3.97%     (12/87)

Returns for periods less than one year are cumulative. The inception date reflects the date the underlying fund began operating.

            TRAVELERS RETIREMENT ACCOUNT - CALENDAR YEAR PERFORMANCE


                                                        1998         1997         1996         1995          1994         1993
                                                        ----         ----         ----         ----          ----         ----
STOCK ACCOUNTS:
Alliance Growth Portfolio                              27.43%       27.76%       33.20%          --            --           --
American Odyssey Core Equity Fund                      30.27%       21.62%       36.86%       -2.24%           --           --
American Odyssey Emerging Opportunities Fund            5.71%       -4.35%       30.62%        8.32%           --           --
American Odyssey International Equity Fund              3.74%       20.36%       17.53%       -8.14%           --           --
WITH CHART FEE OF 0.80%
American Odyssey Core Equity Fund                      29.23%       20.65%       35.80%          --            --           --
American Odyssey Emerging Opportunities Fund            4.86%       -5.11%       29.60%          --            --           --
American Odyssey International Equity Fund              2.91%       19.41%       16.61%          --            --           --
Delaware Investments REIT Series                          --           --           --           --            --           --
Delaware Small Cap Value Series                        31.30%       21.03%       19.71%       -0.46%           --           --
Dreyfus Capital Appreciation Portfolio                 26.49%       24.02%       31.90%        1.76%           --           --
Dreyfus Small Cap Portfolio                            15.31%       15.15%       27.78%        5.62%        49.87%       23.00%
Equity Income Portfolio (Fidelity)                     30.06%          --           --           --            --           --
Equity Index Portfolio                                 32.04%       22.20%       36.39%        1.30%         9.14%        7.22%
Federated Stock Portfolio                              31.78%          --           --           --            --           --
Large Cap Portfolio (Fidelity)                         20.49%          --           --           --            --           --
Lazard International Stock Portfolio                    6.89%          --           --           --            --           --
MFS Mid Cap Growth Portfolio                              --           --           --           --            --           --
MFS Research Portfolio                                    --           --           --           --            --           --
Montgomery Variable Series: Growth Fund                27.00%          --           --           --            --           --
OCC Accumulation Trust Equity Portfolio                25.08%       21.85%       37.17%        2.53%         6.52%       16.45%
Salomon Brothers Capital Fund                             --           --           --           --            --           --
Salomon Brothers Investors Fund                           --           --           --           --            --           --
Smith Barney International Equity Portfolio             1.44%       16.25%        9.90%          --            --           --
Smith Barney Large Cap Growth Portfolio                   --           --           --           --            --           --
Social Awareness Stock Portfolio (Smith Barney)        25.73%       18.48%       31.76%       -3.83%         6.18%          --
Strategic Stock Portfolio                                 --           --           --           --            --           --
Strong Schafer Value Fund II                              --           --           --           --            --           --
Travelers Disciplined Mid Cap Stock Portfolio             --           --           --           --            --           --
Travelers Disciplined Small Cap Stock Portfolio           --           --           --           --            --           --
Utilities Portfolio (Smith Barney)                     23.74%        6.13%       27.70%          --            --           --
Warburg Pincus Emerging Markets Portfolio                 --           --           --           --            --           --
BOND ACCOUNTS:
American Odyssey Global High-Yield Bond Fund              --           --           --           --            --           --
American Odyssey Intermediate-Term Bond Fund            6.17%        2.64%       13.60%       -4.05%           --           --
American Odyssey Long-Term Bond Fund                   10.65%        0.04%       20.94%       -6.93%           --           --
WITH CHART FEE OF 0.80%
American Odyssey Global High-Yield Bond Fund              --           --           --           --            --           --
American Odyssey Intermediate-Term Bond Fund            5.33%        1.82%       12.70%          --            --           --
American Odyssey Long-Term Bond Fund                    9.77%      -0.76%        19.99%          --            --           --
Putnam Diversified Income Portfolio                     6.36%        6.89%       15.94%          --            --           --
Smith Barney High Income Portfolio                     12.46%       11.74%       17.60%          --            --           --
Travelers High Yield Bond Trust                        15.12%       14.59%       14.09%       -2.50%        12.59%       11.73%
Travelers Quality Bond Portfolio                        5.81%          --           --           --            --           --
Travelers U.S. Government Securities Portfolio         11.24%        0.18%       22.95%       -6.82%         8.14%          --
BALANCED ACCOUNTS:
MFS Total Return Portfolio                             19.69%       13.09%       24.14%          --            --           --
Salomon Brothers Total Return Fund                        --           --           --           --            --           --
Travelers Managed Assets Trust                         19.78%       12.36%       25.54%       -3.48%         8.01%        3.82%
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio                        3.76%        2.87%        2.94%        3.48%         0.93%        1.97%

                           FEDERAL TAX CONSIDERATIONS

      The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

      Federal tax law generally requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 701/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

INDIVIDUAL RETIREMENT ANNUITIES

      To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

      The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE PLAN IRA FORM

      Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

      Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

      Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

      Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

      Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING

      The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

      There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law.

      A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

      To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

      The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1999, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $14,700 or less per year, will generally be exempt from periodic withholding.

      Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

      Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.


                             INDEPENDENT ACCOUNTANTS

      The financial statements of The Travelers Life and Annuity Company as of December 31, 1998 and 1997, and for each of the years in the three-year period ended December 31, 1998, included herein, have been included in reliance upon the report of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:


We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 1998 and 1997, and the related statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.





/s/ KPMG LLP
Hartford, Connecticut
January 25, 1999

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ in thousands)


FOR THE YEARS ENDED DECEMBER 31,                                1998           1997          1996
                                                                ----           ----          ----

REVENUES
Premiums                                                       $ 23,677       $ 35,190       $ 17,462
Net investment income                                           171,003        168,653        151,326
Realized investment gains (losses)                               18,493         44,871         (9,613)
Fee income                                                       14,687          5,004          1,336
Other                                                            14,199          3,159            940
-------------------------------------------------------------------------- ------------- --------------
     Total Revenues                                             242,059        256,877        161,451
-------------------------------------------------------------------------- ------------- --------------


BENEFITS AND EXPENSES
Current and future insurance benefits                            81,371         95,639         77,285
Interest credited to contractholders                             51,535         35,165         35,607
Amortization of deferred acquisition costs and
     value in insurance in force                                 17,031          6,036          3,286
Operating expenses                                                3,937         10,462          5,691
-------------------------------------------------------------------------- ------------- --------------
     Total Benefits and Expenses                                153,874        147,302        121,869
-------------------------------------------------------------------------- ------------- --------------

Income before federal income taxes                               88,185        109,575         39,582
-------------------------------------------------------------------------- ------------- --------------

Federal income taxes:
     Current                                                     18,917         33,859         29,456
     Deferred expense (benefit)                                  11,783          4,344        (15,665)
-------------------------------------------------------------------------- ------------- --------------
     Total Federal Income Taxes                                  30,700         38,203         13,791
-------------------------------------------------------------------------- ------------- --------------

Net income                                                     $ 57,485       $ 71,372       $ 25,791
========================================================================== ============= ==============




                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ in thousands)



DECEMBER 31,                                                                                    1998              1997
------------------------------------------------------------------------------------------ ---------------- -----------------

ASSETS
Fixed maturities, available for sale at fair value (cost, $1,707,347; $1,571,121)             $1,838,681        $1,678,120
Equity securities, at fair value (cost, $25,826; $15,092)                                         26,685            16,289
Mortgage loans                                                                                   174,565           160,247
Short-term securities                                                                            126,176           169,229
Other invested assets                                                                            136,122           121,242
------------------------------------------------------------------------------------------ ---------------- -----------------
     Total Investments                                                                         2,302,229         2,145,127
------------------------------------------------------------------------------------------ ---------------- -----------------

Separate accounts                                                                              2,178,474           812,059
Deferred acquisition costs and value of insurance in force                                       194,213            90,966
Premium balances receivable                                                                       16,074             9,288
Deferred federal income taxes                                                                     12,395            33,661
Other assets                                                                                      41,119            61,904
------------------------------------------------------------------------------------------ ---------------- -----------------
     Total Assets                                                                             $4,744,504        $3,153,005
------------------------------------------------------------------------------------------ ---------------- -----------------

LIABILITIES
Future policy benefits                                                                          $963,171          $971,602
Contractholder funds                                                                             947,411           818,971
Separate accounts                                                                              2,178,474           812,059
Other liabilities                                                                                114,690            84,712
------------------------------------------------------------------------------------------ ---------------- -----------------
     Total Liabilities                                                                         4,203,746         2,687,344
------------------------------------------------------------------------------------------ ---------------- -----------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized, 30,000 issued and outstanding             3,000             3,000
Additional paid-in capital                                                                       167,314           167,314
Retained earnings                                                                                282,555           225,070
Accumulated other changes in equity from non-owner sources                                        87,889            70,277
------------------------------------------------------------------------------------------ ---------------- -----------------
     Total Shareholder's Equity                                                                  540,758           465,661
------------------------------------------------------------------------------------------ ---------------- -----------------

     Total Liabilities and Shareholder's Equity                                               $4,744,504        $3,153,005
========================================================================================== ================ =================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
           STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                ($ IN THOUSANDS)



------------------------------------------------------ ---------------- ----------------- -------------------
STATEMENTS OF CHANGES IN RETAINED EARNINGS                  1998              1997               1996
------------------------------------------------------ ---------------- ----------------- -------------------

Balance, beginning of year                                 $225,070          $167,698            $157,907
Net income                                                   57,485            71,372              25,791
Dividends to parent                                               -            14,000              16,000
------------------------------------------------------ ---------------- ----------------- -------------------
Balance, end of year                                       $282,555          $225,070            $167,698
====================================================== ================ ================= ===================


------------------------------------------------------ ---------------- ----------------- -------------------
STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
------------------------------------------------------ ---------------- ----------------- -------------------

Balance, beginning of year                                  $70,277           $33,856             $35,330
Unrealized gains (losses), net of tax                        17,612            36,421              (1,474)
------------------------------------------------------ ---------------- ----------------- -------------------
Balance, end of year                                        $87,889           $70,277             $33,856
====================================================== ================ ================= ===================


------------------------------------------------------ ---------------- ----------------- -------------------
SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
------------------------------------------------------ ---------------- ----------------- -------------------

Net Income                                                  $57,485           $71,372             $25,791
Other changes in equity from
     non-owner sources                                       17,612            36,421              (1,474)
------------------------------------------------------ ---------------- ----------------- -------------------
Total changes in equity from
     non-owner sources                                      $75,097          $107,793             $24,317
====================================================== ================ ================= ===================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ in thousands)



FOR THE YEARS ENDED DECEMBER 31,                                                         1998            1997           1996
----------------------------------------------------------------------------------- --------------- --------------- -------------

CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                                $  22,300       $  34,553     $   6,472
     Net investment income received                                                      146,158         170,460        71,083
     Benefits and claims paid                                                            (90,872)        (90,820)      (70,331)
     Interest credited to contractholders                                                (51,535)        (35,165)         (813)
     Operating expenses paid                                                             (75,632)        (40,868)       (5,482)
     Income taxes paid                                                                   (25,214)        (22,440)      (23,931)
     Other                                                                                  (596)         (7,702)       (6,857)
----------------------------------------------------------------------------------- --------------- --------------- -------------
         Net Cash Provided by (Used in) Operating Activities                             (75,391)          8,018       (29,859)
----------------------------------------------------------------------------------- --------------- --------------- -------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                                113,456          81,899        20,301
         Mortgage loans                                                                   25,462           8,972        37,789
     Proceeds from sales of investments
         Fixed maturities                                                              1,095,976         856,846       978,970
         Equity securities                                                                 6,020          12,404        12,818
         Mortgage loans                                                                        -           5,483        22,437
         Real estate held for sale                                                             -           4,493             -
     Purchases of investments
         Fixed maturities                                                             (1,320,704)     (1,020,803)     (994,443)
         Equity securities                                                               (13,653)         (6,382)       (5,412)
         Mortgage loans                                                                  (39,158)        (41,967)      (21,450)
         Policy loans                                                                     (2,010)         (1,144)       (1,750)
     Short-term securities, (purchases) sales, net                                        43,054         (88,067)      (19,688)
     Other investments, (purchases) sales, net                                             1,110         (51,502)       (6,160)
     Securities transactions in course of settlement                                      36,459          10,526       (51,703)
----------------------------------------------------------------------------------- --------------- --------------- -------------
     Net Cash Used in Investing Activities                                               (53,988)       (229,242)      (28,291)
----------------------------------------------------------------------------------- --------------- --------------- -------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                        211,476         325,932        96,490
     Contractholder fund withdrawals                                                     (83,036)        (89,145)      (22,340)
     Dividends to parent company                                                               -         (14,000)      (16,000)
----------------------------------------------------------------------------------- --------------- --------------- -------------
         Net Cash Provided by Financing Activities                                       128,440         222,787        58,150
----------------------------------------------------------------------------------- --------------- --------------- -------------
Net increase (decrease) in cash                                                             (939)          1,563             -
----------------------------------------------------------------------------------- --------------- --------------- -------------
Cash at December 31,                                                                        $624          $1,563     $       -
=================================================================================== =============== =============== =============



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     Basis of Presentation

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), formerly Travelers Group Inc. The financial statements and accompanying footnotes of the Company are prepared in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not. See also Note 6.

     Certain reclassifications have been made to the prior year's financial statements to conform to the current year's presentation.


     ACCOUNTING CHANGES

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). This statement establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. Effective January 1, 1998, the Company adopted the collateral provisions of FAS 125 which were not effective until 1998 in accordance with Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of SFAS 125". The adoption of the collateral provisions of FAS 125 created additional assets and liabilities on the Company's statement of financial position related to the recognition of securities provided and received as collateral. There was no impact on the results of operations from the adoption of the collateral provisions of FAS 125.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Reporting Comprehensive Income

     Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130). FAS 130 establishes standards for the reporting and display of comprehensive income and its components in a full set of general-purpose financial statements. All items that are required to be recognized under accounting standards as components of comprehensive income are required to be reported in an annual financial statement that is displayed with the same prominence as other financial statements. This statement stipulates that comprehensive income reflect the change in equity of an enterprise during a period from transactions and other events and circumstances from non-owner sources. Comprehensive income thus represents the sum of net income and other changes in equity from non-owner sources. The accumulated balance of other changes in equity from non-owner sources is required to be displayed separately from retained earnings and additional paid-in capital in the balance sheet. The adoption of FAS 130 resulted in the Company reporting unrealized gains and losses on investments in debt and equity securities in changes in equity from non-owner sources. See Note 3.

     Disclosures About Segments of an Enterprise and Related Information

     During 1998, Statement of Financial Accounting Standards No. 131, "Disclosures About Segments of an Enterprise and Related Information" (FAS
     131) became effective. FAS 131 establishes standards for the way that public enterprises report information about operating segments in annual financial statements and requires that selected information about those operating segments be reported in interim financial statements. This statement supersedes Statement of Financial Accounting Standards No. 14, "Financial Reporting for Segments of a Business Enterprise". FAS 131 requires that all public enterprises report financial and descriptive information about its reportable operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decisionmaker in deciding how to allocate resources and in assessing performance. The Company only has one reportable operating segment and therefore, no additional disclosures are required under FAS 131.

     Accounting for the Costs of Computer Software Developed or Obtained for Internal Use

     During the third quarter of 1998, the Company adopted (effective January 1, 1998) the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 had no impact on the Company's financial condition, statement of operations or liquidity.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     ACCOUNTING POLICIES

     Investments

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely-accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market. Impaired loans were insignificant at December 31, 1998 and 1997.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

     Other invested assets include real estate joint ventures and partnership investments accounted for on the equity method of accounting. All changes in equity of these investments are recorded in net investment income.

     Accrual of income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     Included in investments are invested assets associated with Structured Settlement Guaranteed Separate Accounts where the investment risk is borne by the Company. See Note 6.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, options, forward contracts and interest rate swaps and caps, as a means of hedging exposure to interest rate and foreign currency risk. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

     Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

     Forward contracts, and options, and interest rate caps were not significant at December 31, 1998 and 1997. Information concerning derivative financial instruments is included in Note 4.


     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.


     POLICY LOANS

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.


     SEPARATE ACCOUNTS

     The Company has separate account assets and liabilities representing funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts have specific investment objectives. The assets and liabilities of these accounts are carried at fair value, and amounts assessed to the contractholders for management services are included in fee income. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     The Company also has a separate account for structured settlement annuity obligations where the investment risk is borne by the Company. The assets and liabilities of this separate account are included in investments, future policy benefits and contractholder funds for financial reporting purposes. See Note 6.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

     Costs of acquiring individual life insurance and annuity business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. A 15 to 20 year amortization period is used for life insurance, and a 7 to 20 year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     FUTURE POLICY BENEFITS

     Benefit reserves represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuity policies have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 3.0% to 7.5%, including a provision for adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, certain individual annuity contracts, and structured settlement contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.3% to 7.2%.


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on the statutory surplus of the Company is not material.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC will issue a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective January 1, 2001 for the calendar year 2001 statutory financial statements. It is expected that the State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Connecticut insurance commissioner. The Company has not yet determined the impact that this change will have on its statutory capital and surplus.

     PREMIUMS

     Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods.



     OTHER REVENUES

     Other revenues include surrender, mortality and administrative charges, and fees earned on investment and other insurance contracts.

     FEDERAL INCOME TAXES

     The provision for federal income taxes comprises two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. The deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In December 1997, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. This SOP is effective for financial statements for fiscal years beginning after December 15, 1998, and the effect of initial adoption is to be reported as a cumulative catch-up adjustment. Restatement of previously issued financial statements is not allowed. The Company plans to implement SOP 97-3 in the first quarter of 1999 and expects there to be no material impact on the Company's financial condition, results of operations or liquidity.

     In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). This statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments imbedded in other contracts, (collectively referred to as derivatives) and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. FAS 133 is effective for all fiscal quarters of fiscal years beginning after June 15, 1999. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company has not yet determined the impact that FAS 133 will have on its financial statements.


2.   REINSURANCE

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide capacity for future growth and to effect business-sharing arrangements. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Life insurance in force ceded to TIC at December 31, 1998 and 1997 was $69.6 million and $76.4 million, respectively. Life insurance premiums ceded were $4.2 million, $2.4 million and $1.3 million in 1998, 1997 and 1996, respectively. Life insurance premiums ceded to non-affiliates were insignificant. Life insurance in force ceded to non-affiliates at December 31, 1998 and 1997, was $8.8 billion and $4.5 billion, respectively.



3.   SHAREHOLDER'S EQUITY

     Unrealized Investment Gains (Losses)

     See Note 11 for an analysis of the change in unrealized gains and losses on investments.

     Shareholder's Equity and Dividend Availability

     The Company's statutory net income (loss) was $(3.2) million, $80.3 million and $17.9 million for the years ended December 31, 1998, 1997 and 1996, respectively.

     Statutory capital and surplus was $328.2 million at both December 31, 1998 and 1997.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $32.8 million is available in 1999 for dividend payments by the Company without prior approval of the Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



                   TAX EFFECTS ALLOCATED TO EACH COMPONENT OF
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES

    For the years ended December 31,                                 PRE-TAX AMOUNT   TAX EXPENSE/      AFTER-TAX
    ($ in thousands)                                                                    (BENEFIT)        AMOUNT
    ---------------------------------------------------------------- --------------- ---------------- --------------
    1998
    Unrealized gain on investment securities:
       Unrealized holding gains arising during year                     $45,589           $15,957         $29,632
       Less: reclassification adjustment for gains
         realized in net income                                          18,493             6,473          12,020
    ---------------------------------------------------------------- --------------- ---------------- --------------
    Other changes in equity from non-owner sources                      $27,096            $9,484         $17,612
    ================================================================ =============== ================ ==============
    1997
    Unrealized gain on investment securities:
       Unrealized holding gains arising during year                    $100,903           $35,316         $65,587
       Less: reclassification adjustment for gains
         realized in net income                                          44,871            15,705          29,166
    ---------------------------------------------------------------- --------------- ---------------- --------------
    Other changes in equity from non-owner sources                      $56,032           $19,611         $36,421
    ================================================================ =============== ================ ==============
    1996
    Unrealized gain (loss) on investment securities:
       Unrealized holding gains (losses) arising during year           $(11,881)           $4,158         $(7,723)
       Less: reclassification adjustment for losses realized
         in net income                                                   (9,613)           (3,364)         (6,249)
    ---------------------------------------------------------------- --------------- ---------------- --------------
    Other changes in equity from non-owner sources                      $(2,268)             $794         $(1,474)
    ================================================================ =============== ================ ==============


4.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivative Financial Instruments

     The Company uses derivative financial instruments, including financial futures, forward contracts and interest rate swaps as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. These derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument.

     However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For forward contracts and interest rate swaps, credit risk is limited to the amounts that it would cost the Company to replace such contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates and equity prices which arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates and equity prices, the Company enters long or short positions in financial futures contracts which offset changes in the fair value of investments and liabilities resulting from changes in market interest rates or equity prices until an investment is purchased, a product is sold or a liability is settled.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 1998 and 1997, the Company held financial futures contracts with notional amounts of $41.5 million and $156.3 million, respectively. At December 31, 1998 and 1997, the Company's futures contracts had no fair value because these contracts are marked to market and settled in cash daily.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match an asset with a corresponding liability. Under interest rate swaps, the Company agrees with other parties to exchange, at specific intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to a notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swaps are not exchange traded and are subject to the risk of default by the counterparty.

     As of December 31, 1998 and 1997, the Company held interest rate swap contracts with notional amounts of $165.3 million and $17.3 million, respectively. The fair value of these financial instruments was $3.4 million (gain position) and $.7 million (loss position) at December 31, 1998 and was $.7 million (loss position) at December 31, 1997. The fair values were determined using the discounted cash flow method.

     The off-balance sheet risks of forward contracts were not significant at December 31, 1998 and 1997.

     Financial Instruments with Off-Balance Sheet Risk

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 1998 and 1997.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Fair Value of Certain Financial Instruments

     The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

     At December 31, 1998, investments in fixed maturities had a carrying value and a fair value of $1.8 billion, compared with a carrying value and a fair value of $1.7 billion at December 31, 1997. See Notes 1 and 11.

     At December 31, 1998, mortgage loans had a carrying value of $174.6 million and a fair value of $185.7 million and in 1997 had a carrying value of $160.2 million and a fair value of $172.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of $36.5 million and $54.4 million of financial instruments classified as other assets approximated their fair values at December 31, 1998 and 1997, respectively. The carrying values of $98.4 million and $70.5 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 1998 and 1997, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 1998, contractholder funds with defined maturities had a carrying value of $725.6 million and a fair value of $698.1 million, compared with a carrying value of $694.9 million and a fair value of $695.9 million at December 31, 1997. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $483.0 million and a fair value of $442.5 million at December 31, 1998, compared with a carrying value of $98.5 million and a fair value of $93.9 million at December 31, 1997. These contracts generally are valued at surrender value.

     The carrying values of short-term securities and policy loans approximated their fair values.


5.   COMMITMENTS AND CONTINGENCIES

     Financial Instruments with Off-Balance Sheet Risk
     See Note 4.

     Litigation

     The Company is a defendant in various litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 1998, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



6.   STRUCTURED SETTLEMENT CONTRACTS

     The Company has structured settlement contracts that provide guarantees for the contractholders independent of the investment performance of the assets held in the related separate account. The assets held in the separate account are owned by the Company and contractholders do not share in their investment performance.

     The Company maintains assets sufficient to fund the guaranteed benefits attributable to the liabilities. Assets held in the separate account cannot be used to satisfy any other obligations of the Company.

     The Company reports the related assets and liabilities in investments, future policy benefit reserves and contractholder funds.

     These contracts were purchased by the insurance subsidiaries of Travelers Property Casualty Corp. (TAP), an affiliate of the Company, in connection with the settlement of certain of their policyholder obligations. Effective April 1, 1998, all new contracts have been written by TIC.


7.   BENEFIT PLANS

     Pension and Other Postretirement Benefits

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by The Travelers Insurance Group Inc. (TIGI), TIC's direct parent. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1998, 1997 and 1996.

     401(k) Savings Plan

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. During 1996, the Company made matching contributions in an amount equal to the lesser of 100% of the pre-tax contributions made by the employee or $1,000. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1998, 1997 and 1996.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI, including the Company, are handled by two companies. TIC handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. TIC provides various employee benefit coverages to certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are provided by affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1998 and 1997, the pool totaled approximately $2.3 billion and $2.6 billion, respectively. The Company's share of the pool amounted to $93.1 million and $145.5 million at December 31, 1998 and 1997, respectively, and is included in short-term securities in the balance sheet.

     The Company's TTM Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

     The Company sold structured settlement annuities to the insurance affiliates of Travelers Property Casualty (TAP). Premiums and deposits were $8.9 million, $70.6 million and $36.9 million for 1998, 1997 and 1996, respectively. The reduction in premiums and deposits from 1997 to 1998 was a result of a decision to use TIC as the primary issuer of structured settlement annuities and the Company as the assignment company. Policy reserves and contractholder fund liabilities associated with these structured settlements were $808.7 and $842.3 million at December 31, 1998 and 1997, respectively.

     The Company began marketing variable annuity products through its affiliate, Salomon Smith Barney Inc. (SSB) in 1995. Premiums and deposits related to these products were $932.1 million, $615.6 million and $300.0 million in 1998, 1997 and 1996, respectively. In 1996, the Company began marketing various life products through SSB as well. Premiums related to such products were $42.1 million, $25.1 million and $20.5 million in 1998, 1997 and 1996, respectively.

     During 1998, the Company began marketing deferred annuity products through its affiliate Primerica Financial Services (Primerica). Deposits received were $216 million.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 the Company's ultimate parent introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements are granted Citigroup stock options.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Most leasing functions for TIGI and its subsidiaries are handled by TAP. Rent expense related to these leases are shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 1998, 1997 and 1996.

     At December 31, 1998 and 1997, the Company had investments in Tribeca Investments, L.L.C., an affiliate of the Company in the amounts of $18.3 million and $16.5 million, included in other invested assets.


9.       FEDERAL INCOME TAXES ($ in thousands)

         EFFECTIVE TAX RATE

        --------------------------------------------------------- ----------------- ---------------- -----------------
        FOR THE YEAR ENDED DECEMBER 31,                                 1998             1997              1996
        --------------------------------------------------------- ----------------- ---------------- -----------------
        Income Before Federal Income Taxes                             $88,185           $109,575         $39,582
        Statutory Tax Rate                                                  35%               35%              35%
        --------------------------------------------------------- ----------------- ---------------- -----------------
        Expected Federal Income Taxes                                   30,865            38,351           13,854
        Tax Effect of:
             Non-taxable investment income                                 (20)              (24)             (15)
             Other, net                                                   (145)             (124)             (48)
        --------------------------------------------------------- ----------------- ---------------- -----------------
        Federal Income Taxes                                           $30,700           $38,203          $13,791
        ========================================================= ================= ================ =================
        Effective Tax Rate                                                  35%               35%              35%
        --------------------------------------------------------- ----------------- ---------------- -----------------

        COMPOSITION OF FEDERAL INCOME TAXES                            1998              1998             1996
                                                                       ----              ----             ----
        Current:
             United States                                             $18,794           $33,805          $29,435
             Foreign                                                       123                54               21
        --------------------------------------------------------- ----------------- ---------------- -----------------
             Total                                                      18,917            33,859           29,456
        --------------------------------------------------------- ----------------- ---------------- -----------------

        Deferred:
             United States                                              11,783             4,344          (15,665)
        --------------------------------------------------------- ----------------- ---------------- -----------------
        Federal Income Taxes                                           $30,700           $38,203          $13,791
        ========================================================= ================= ================ =================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax assets at December 31, 1998 and 1997 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


      ($ in thousands)                                                           1998              1997
                                                                                 ----              ----
      --------------------------------------------------------------------- ---------------- --------------
      Deferred Tax Assets:
           Benefit, reinsurance and other reserves                              $121,150         $100,969
           Other                                                                   2,810            2,571
      --------------------------------------------------------------------- ---------------- --------------
               Total                                                             123,960          103,540
      --------------------------------------------------------------------- ---------------- --------------

      Deferred Tax Liabilities:
           Investments, net                                                       56,103           42,933
           Deferred acquisition costs and value of insurance in force             51,993           23,650
           Other                                                                   1,399            1,226
      --------------------------------------------------------------------- ---------------- --------------
               Total                                                             109,495           67,809
      --------------------------------------------------------------------- ---------------- --------------

      Net Deferred Tax Asset Before Valuation Allowance                           14,465           35,731
      Valuation Allowance for Deferred Tax Assets                                 (2,070)          (2,070)
      --------------------------------------------------------------------- ---------------- --------------

      Net Deferred Tax Asset After Valuation Allowance                           $12,395          $33,661
      --------------------------------------------------------------------- ---------------- --------------


     TIC and its life insurance subsidiaries, including the Company, has filed, and will file, a consolidated federal income tax return. Federal income taxes are allocated to each member on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability has been, and will be, paid currently to TIC. Any credits for losses have been, and will be, paid by TIC to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

     The $2.1 million valuation allowance is sufficient to cover any capital losses on investments that may exceed the capital gains able to be generated in the life insurance group's consolidated federal income tax return based upon management's best estimate of the character of the reversing temporary differences. Reversal of the valuation allowance is contingent upon the recognition of future capital gains or a change in circumstances that causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1998. The initial recognition of any benefit provided by the reversal of the valuation allowance will be recognized by reducing goodwill.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In management's judgment, the $12.4 million "net deferred tax asset after valuation allowance" as of December 31, 1998, is fully recoverable against expected future years' taxable ordinary income and capital gains. At December 31, 1998, the Company has no ordinary or capital loss carryforwards.

     The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend to exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.



10.      NET INVESTMENT INCOME

        -------------------------------------------------------------- --------------- --------------- --------------
        FOR THE YEAR ENDED DECEMBER 31,
        ($ in thousands)                                                    1998            1997           1996
        -------------------------------------------------------------- --------------- --------------- --------------
        GROSS INVESTMENT INCOME
             Fixed maturities                                              $130,825        $120,900       $113,296
             Joint venture and partnership income                            22,107          32,336         19,775
             Mortgage loans                                                  15,969          14,905         18,278
             Other                                                            3,322           2,284          4,113
        -------------------------------------------------------------- --------------- --------------- --------------
                                                                            172,223         170,425        155,462
        -------------------------------------------------------------- --------------- --------------- --------------
        Investment expenses                                                   1,220           1,772          4,136
        -------------------------------------------------------------- --------------- --------------- --------------
        Net investment income                                              $171,003        $168,653       $151,326
        -------------------------------------------------------------- --------------- --------------- --------------


11.  INVESTMENTS AND INVESTMENT GAINS (LOSSES)

     Realized investment gains (losses) for the periods were as follows:

      ---------------------------------------------------------------- --------------- --------------- ---------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ in thousands)                                                      1998            1997            1996
      ---------------------------------------------------------------- --------------- --------------- ---------------
      REALIZED INVESTMENT GAINS (LOSSES)
           Fixed maturities                                                 $15,620         $29,236        $(11,491)
           Equity securities                                                  1,819           8,385           4,613
           Mortgage loans                                                       623              (8)          1,979
           Real estate held for sale                                              -           2,164             (73)
           Other                                                                431           5,094          (4,641)
      ---------------------------------------------------------------- --------------- --------------- ---------------
               Total Realized Investment Gains (Losses)                    $18,493          $44,871         $(9,613)
      ---------------------------------------------------------------- --------------- --------------- ---------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)



     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from non-owner sources in shareholder's equity were as follows:

      ---------------------------------------------------------------- --------------- --------------- ---------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ in thousands)                                                      1998            1997            1996
      ---------------------------------------------------------------- --------------- --------------- ---------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
           Fixed maturities                                                 $24,336         $34,451        $(23,953)
           Equity securities                                                   (338)         (2,394)           (746)
           Other                                                              3,098          23,975          22,431
      ---------------------------------------------------------------- --------------- --------------- ---------------
               Total Unrealized Investment Gains (Losses)                    27,096          56,032          (2,268)

           Related taxes                                                      9,484          19,611            (794)
      ---------------------------------------------------------------- --------------- --------------- ---------------
           Change in unrealized investment gains (losses)                    17,612          36,421          (1,474)
           Balance beginning of year                                         70,277          33,856          35,330
      ---------------------------------------------------------------- --------------- --------------- ---------------
               Balance End of Year                                          $87,889         $70,277         $33,856
      ---------------------------------------------------------------- --------------- --------------- ---------------


Fixed Maturities

     Proceeds from sales of fixed maturities classified as available for sale were $1.1 billion, $.9 billion and $1.0 billion in 1998, 1997 and 1996, respectively. Gross gains of $32.6 million, $38.1 million and $8.4 million and gross losses of $17.0 million, $8.9 million and $19.9 million in 1998, 1997 and 1996, respectively were realized on those sales.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $427.0 million and $485.3 million at December 31, 1998 and 1997, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     The amortized cost and fair values of investments in fixed maturities were as follows:

       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
       DECEMBER 31, 1998                                                      GROSS            GROSS
       ($ in thousands)                                  AMORTIZED COST     UNREALIZED      UNREALIZED          FAIR
                                                                              GAINS           LOSSES           VALUE
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                            $220,105        $ 11,571         $(193)         $231,483
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                     289,376          53,782          (274)          342,884
            Obligations of states and political
            subdivisions                                         28,749             994           (17)           29,726
            Debt securities issued by foreign
            governments                                          40,786           2,966          (375)           43,377
            All other corporate bonds                         1,124,298          75,870       (13,000)        1,187,168
            Redeemable preferred stock                            4,033             119          (109)            4,043
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
                Total Available For Sale                     $1,707,347        $145,302      $(13,968)       $1,838,681
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------

       DECEMBER 31, 1997                                                      GROSS            GROSS
       ($ in thousands)                                  AMORTIZED COST     UNREALIZED      UNREALIZED          FAIR
                                                                              GAINS           LOSSES           VALUE
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
       AVAILABLE FOR SALE:
            Mortgage-backed securities - CMOs and
            pass-through securities                            $144,921         $ 8,254         $(223)         $152,952
            U.S. Treasury securities and obligations
            of U.S. Government and government agencies
            and authorities                                     248,081          34,111          (123)          282,069
            Obligations of states and political
            subdivisions                                         14,560             392            (2)           14,950
            Debt securities issued by foreign
            governments                                          85,367           6,194          (228)           91,333
            All other corporate bonds                         1,077,211          59,972        (1,387)        1,135,796
            Redeemable preferred stock                              981              48            (9)            1,020
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------
                Total Available For Sale                     $1,571,121        $108,971       $(1,972)       $1,678,120
       ------------------------------------------------- ---------------- --------------- ---------------- ---------------


     The amortized cost and fair value of fixed maturities available for sale at December 31, 1998, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

        ----------------------------------------------------- ------------------ ------------------
        ($ in thousands)                                          AMORTIZED          FAIR
                                                                    COST             VALUE
        ----------------------------------------------------- ------------------ ------------------
        MATURITY:
             Due in one year or less                              $   21,149         $   21,655
             Due after 1 year through 5 years                        249,251            256,032
             Due after 5 years through 10 years                      356,358            379,061
             Due after 10 years                                      860,484            950,450
        ----------------------------------------------------- ------------------ ------------------
                                                                   1,487,242          1,607,198
        ----------------------------------------------------- ------------------ ------------------

             Mortgage-backed securities                              220,105            231,483
        ----------------------------------------------------- ------------------ ------------------
                 Total Maturity                                   $1,707,347         $1,838,681
        ----------------------------------------------------- ------------------ ------------------


     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 1998 and 1997, the Company held CMOs with a market value of $181.6 million and $122.8 million, respectively. The Company's CMO holdings were 62.9% and 97.5% collateralized by GNMA, FNMA or FHLMC securities at December 31, 1998 and 1997, respectively.

     Equity Securities

     The cost and market values of investments in equity securities were as follows:

    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
    EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED     FAIR VALUE
    ($ in thousands)                                 COST             GAINS                 LOSSES
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
    DECEMBER 31, 1998
         Common stocks                               $ 5,185             $889                 $(292)           $5,782
         Non-redeemable preferred stocks              20,641              707                  (445)           20,903
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
             Total Equity Securities                 $25,826           $1,596                 $(737)          $26,685
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
    DECEMBER 31, 1997

         Common stocks                                $3,318            $ 583                  $(70)           $3,831
         Non-redeemable preferred stocks              11,774              931                  (247)           12,458
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------
             Total Equity Securities                 $15,092           $1,514                 $(317)          $16,289
    --------------------------------------------- ----------- ---------------------- ---------------------- -----------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Proceeds from sales of equity securities were $6.0 million, $12.4 million and $12.8 million in 1998, 1997 and 1996, respectively. Gross gains of $2.6 million, $8.6 million and $4.7 million and gross losses of $815 thousand, $172 thousand and $155 thousand in 1998, 1997 and 1996, respectively were realized on those sales.

     Mortgage Loans

     Underperforming assets include delinquent mortgage loans, loans in the process of foreclosure and loans modified at interest rates below market.

     At December 31, 1998 and 1997, the Company's mortgage loan portfolios consisted of the following:

-----------------------------------------------------  -------------  --------------
($ in thousands)                                            1998            1997
-----------------------------------------------------  -------------  --------------
Current Mortgage Loans                                      $170,635        $160,247
Underperforming Mortgage Loans                                 3,930               -
-----------------------------------------------------  -------------  --------------
Total                                                        174,565         160,247
-----------------------------------------------------  -------------  --------------


     Aggregate annual maturities on mortgage loans at December 31, 1998 are as follows:

-----------------------------------------------------       -------
($ in thousands)

Past Maturity                                               $   129
1999                                                         11,649
2000                                                         11,309
2001                                                          8,697
2002                                                         16,272
2003                                                          4,998
Thereafter                                                  121,511
-----------------------------------------------------       -------
Total                                                       174,565
=====================================================       =======

     Joint Venture

     In October 1997, TIC and Tishman Speyer Properties (Tishman), a worldwide real estate owner, developer and manager, formed a joint real estate venture with an initial equity commitment of $792 million. TIC and certain of its affiliates committed $420 million in real estate equity and $100 million in cash while Tishman committed $272 million in properties and cash. Both companies are serving as asset managers for the venture and Tishman is primarily responsible for the venture's real estate acquisition and development efforts. The Company's investment in the joint venture, which is included in other invested assets, totaled $62.4 million and $54.8 million at December 31, 1998 and 1997, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Concentrations

     The Company's significant individual investment concentrations included $53.3 million and $32.7 million in Bellsouth Corp. at December 31, 1998 and 1997, respectively. In addition, there was an investment of $50.8 million in the State of Israel in 1997.

     The Company participates in a short-term investment pool maintained by an affiliate. See Note 8.

     Included in fixed maturities are below investment grade assets totaling $102.4 million and $76.7 million at December 31, 1998 and 1997, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds that are classified as below investment grade bonds.

     The Company's three largest industry concentrations of investments, primarily fixed maturities, were as follows:

        -------------------------------------------- -----------   -----------
        ($ in thousands)                                 1998          1997
        -------------------------------------------- -----------   -----------
        Banking                                         $160,713      $130,966
        Transportation                                   155,116       138,903
        Electric utilities                               109,027       106,724
        -------------------------------------------- -----------   -----------

     Below investment grade assets included in the preceding table were not significant.

     Concentrations of mortgage loans by property type at December 31, 1998 and 1997 were as follows:

        --------------------------------------------   -----------   -----------
        ($ in thousands)                                   1998          1997
        --------------------------------------------   -----------   -----------
        Agricultural                                       $78,579       $62,463
        Office                                              51,813        47,453
        --------------------------------------------   -----------   -----------

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     Non-Income Producing Investments

     There were no investments included in the balance sheets that were non-income producing for the preceding 12 months.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Restructured Investments

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 1998 and 1997 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.


12.  LIFE AND ANNUITY DEPOSIT FUNDS AND RESERVES

     At December 31, 1998, the Company had $1.9 billion of life and annuity deposit funds and reserves. Of that total, $1.5 billion were not subject to discretionary withdrawal based on contract terms. The remaining $.4 billion were life and annuity products that were subject to discretionary withdrawal by the contractholders. Included in the amount that is subject to discretionary withdrawal were $.2 billion of liabilities that are surrenderable with market value adjustments. An additional $.2 billion of life insurance and individual annuity liabilities are subject to discretionary withdrawals with an average surrender charge of 4.6%. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.


13. RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES

     The following table reconciles net income to net cash provided by (used in) operating activities:

        ------------------------------------------------------------------   -------------   -------------   -------------
        FOR THE YEAR ENDED DECEMBER 31,                                          1998             1997            1996
                                                                                 ----             ----            ----
        ($ in thousands)
        ------------------------------------------------------------------   -------------   -------------   -------------
        Net Income From Continuing Operations                                     $57,485         $71,372        $ 25,791
             Adjustments to reconcile net income to cash provided by
             operating activities:
                 Realized (gains) losses                                          (18,493)        (44,871)          9,613
                 Deferred federal income taxes                                     11,783           4,344         (15,665)
                 Amortization of deferred policy acquisition costs and
                      value of insurance in force                                  17,031           6,036           3,286
                 Additions to deferred policy acquisition costs                  (120,278)        (56,975)        (20,753)
                 Investment income accrued                                         (3,821)            908           1,308
                 Premium balances receivable                                       (6,786)         (3,450)         (3,561)
                 Insurance reserves and accrued expenses                           (8,431)          3,981         (16,459)
                 Other                                                             (3,881)         26,673         (13,419)
        ------------------------------------------------------------------   -------------   -------------   -------------
                 Net cash provided by (used in) operations                       $(75,391)         $8,018        $(29,859)
        ------------------------------------------------------------------   -------------   -------------   -------------


14.  NON-CASH INVESTING AND FINANCING ACTIVITIES


     There were no significant non-cash investing and financing activities for 1998, 1997 and 1996.

                          TRAVELERS RETIREMENT PRODUCT
                                VARIABLE ANNUITY




                       STATEMENT OF ADDITIONAL INFORMATION
                              SEPARATE ACCOUNT SIX












                              Individual and Group
                            Variable Annuity Contract
                                    issued by





                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183








L-21257S                                                             May 1, 1999

                                     PART C

                                Other Information


Item 24. Financial Statements and Exhibits

(a) The financial statements of the Registrant will not be provided since the Registrant will have no assets as of the effective date of the Registrant Statement.

         The financial statements of The Travelers Life and Annuity Company and the report of Independent Accountants, are contained in the Prospectus. The financial statements of The Travelers Life and Annuity Company include:

           Statements of Income for the years ended December 31, 1998, 1997 and 1996 Balance Sheets as of December 31, 1998 and 1997
           Statements of Changes in Retained Earnings and Accumulated Other
              Changes in Equity from Non-Owner Sources for the year ended December 31, 1998, 1997 and 1996
           Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996 Notes to Financial Statements


(b) Exhibits

1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed July 9, 1998.)

2.       Not Applicable.

3(a). Form of Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and CFBDS, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, File No. 333-40191, filed June 10, 1998.)

4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

6(b). By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed July 9, 1998.)

10.      Consent of KPMG LLP, Independent Certified Public Accountants.

13. Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

15. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Michael A. Carpenter, Jay S. Benet, George C. Kokulis, Robert I. Lipp, Ian R. Stuart, Katherine M. Sullivan and Marc P. Weill. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed July 9, 1998.)

15(a). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for J. Eric Daniels and Jay S. Benet.



Item 25. Directors and Officers of the Depositor

Name and Principal                        Positions and Offices
Business Address                          with Insurance Company
----------------                          ----------------------

Michael A. Carpenter**                    Director, Chairman of the Board
J. Eric Daniels*                          President and Chief Executive Officer
Jay S. Benet*                             Director, Senior Vice President
                                          Chief Financial Officer, Chief
                                          Accounting Officer and Controller
George C. Kokulis*                        Director and Senior Vice President
Robert I. Lipp*                           Director
Katherine M. Sullivan*                    Director and Senior Vice President
                                          and General Counsel
Marc P. Weill**                           Director and Senior Vice President
Stuart Baritz***                          Senior Vice President
Elizabeth C. Georgakopoulos*              Senior Vice President
Barry Jacobson*                           Senior Vice President
Russell H. Johnson*                       Senior Vice President
Warren H. May*                            Senior Vice President
Christine M. Modie*                       Senior Vice President
Kathleen Preston*                         Senior Vice President
David A. Tyson*                           Senior Vice President
F. Denney Voss*                           Senior Vice President
Ambrose J. Murphy*                        Deputy General Counsel
Virginia M. Meany*                        Vice President
Selig Ehrlich*                            Vice President and Actuary
Donald R. Munson, Jr.*                    Second Vice President
Anthony Cocolla                           Second Vice President
Scott R. Hansen                           Second Vice President
Ernest J. Wright*                         Vice President and Secretary
Kathleen A. McGah*                        Assistant Secretary and Counsel


Principal Business Address:

*    The Travelers Insurance Company           **  Citigroup Inc.
     One Tower Square                              388 Greenwich Street
     Hartford, CT  06183                           New York, N.Y. 10013

***  Travelers Portfolio Group
     1345 Avenue of the Americas
     New York, NY 10105



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

      Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-27689, filed April 16, 1999.



Item 27. Number of Contract Owners

Not applicable.


Item 28. Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.


Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriter

(a)      CFBDS, Inc.
         21 Milk Street
         Boston, MA 02109

CFBDS, Inc. also serves as principal underwriter for the following :

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Growth Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM California Tax Free Income Portfolio, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400, and CitiSelect Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth
Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond

Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

(b) The information required by this Item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)   Not Applicable


Item 30. Location of Accounts and Records

(1)   The Travelers Life and Annuity Company
      One Tower Square
      Hartford, Connecticut  06183


Item 31. Management Services

Not Applicable.


Item 32. Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 28th day of April, 1999.

            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)

                                    By: *JAY S. BENET
                                        --------------------------------------
                                        Jay S. Benet
                                        Senior Vice President, Chief Financial
                                        Officer Chief Accounting Officer and
                                        Controller


As required by the Securities Act of 1933, this post-effective amendment to this registration statement has been signed by the following persons in the capacities indicated on the 28th day of April 1999.


*MICHAEL A. CARPENTER               Director and Chairman of the Board
(Michael A. Carpenter)

*J. ERIC DANIELS                    Director, President and Chief Executive
(J. Eric Daniels)                   Officer

*JAY S. BENET                       Director, Senior Vice President, Chief
(Jay S. Benet)                      Financial Officer, Chief Accounting Officer
                                    and Controller

*GEORGE C. KOKULIS                  Director
(George C. Kokulis

*ROBERT I. LIPP                     Director
(Robert I. Lipp)

*KATHERINE M. SULLIVAN              Director, Senior Vice President and
(Katherine M. Sullivan)             General Counsel

*MARC P. WEILL                      Director
(Marc P. Weill)



*By: /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX


Exhibit
No.        Description                                          Method of Filing
---        -----------                                          ----------------

10    Consent of KPMG LLP, Independent Certified Public          Electronically
      Accountants

15(a) Powers of Attorney authorizing Ernest J. Wright or         Electronically
      Kathleen A. McGah as signatory for J. Eric Daniels and Jay S. Benet.